UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2009

[LOGO OF USAA]
   USAA(R)

                                 [GRAPHIC OF USAA HIGH-YIELD OPPORTUNITIES FUND]

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    ANNUAL REPORT
    USAA HIGH-YIELD OPPORTUNITIES FUND
    FUND SHARES o INSTITUTIONAL SHARES
    JULY 31, 2009

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

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FUND OBJECTIVE

PROVIDE AN ATTRACTIVE TOTAL RETURN PRIMARILY THROUGH HIGH CURRENT INCOME AND SECONDARILY THROUGH CAPITAL APPRECIATION.
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TYPES OF INVESTMENTS

Normally invest at least 80% of the Fund's assets in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks. The fund may also invest in exchange-traded funds (ETFs) which contain similar high-yield securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            8

FINANCIAL INFORMATION

   Distributions to Shareholders                                              14

   Report of Independent Registered Public Accounting Firm                    15

   Portfolio of Investments                                                   16

   Notes to Portfolio of Investments                                          38

   Financial Statements                                                       42

   Notes to Financial Statements                                              45

EXPENSE EXAMPLE                                                               64

ADVISORY AGREEMENT                                                            66

TRUSTEES' AND OFFICERS' INFORMATION                                           72

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN THIS INVESTMENT CLIMATE, IT IS CRITICAL TO
HAVE AN INVESTMENT PLAN - ONE THAT SUITS         [PHOTO OF CHRISTOPHER W. CLAUS]
YOUR GOALS, RISK TOLERANCE, AND TIME HORIZON."

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AUGUST 2009

Over the past 12 months, investors have experienced both extremes -- the ups and the downs -- of the investment markets.

During 2008, corporate bonds suffered one of their worst sell-offs in history. "Credit spreads," the risk premium between the yield of a fixed-income security and a comparable U.S. Treasury, widened dramatically. Investors saw distressed sales, poor liquidity conditions, and the demise of several large financial institutions. However, beginning in March 2009, corporate bonds enjoyed a remarkable rally as credit spreads contracted toward more normal, historical levels. Nevertheless, we believe attractive opportunities remain.

During the reporting period, money market yields declined as the Federal Reserve (the Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. The Fed's governors are likely to keep rates at these levels until they are certain of a sustained economic recovery. Accordingly, I don't expect money market yields to begin rising until sometime during the second half of 2010.

Meanwhile, the equity market seemed to be on a wild ride, one even more hair-raising than the one experienced by the bond market. Over the course of the reporting period, investors experienced two bear markets and two bull markets. (In a bear market, stock prices decline more than 20% from their peak. In a bull market, they increase more than 20% from their low.) The latest bull market began on March 9, 2009, after equities appeared to reach their lowest levels of this economic cycle. Stocks rallied strongly on optimism about the impact of the federal stimulus program. The rally continued into the end of the period on signs of economic improvement

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2  | USAA HIGH-YIELD OPPORTUNITIES FUND

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and better-than-expected corporate earnings. Currently, we think the equity markets are trading at appropriate levels.

While corporate earnings have generally exceeded expectations, much of it was achieved by cost cutting and inventory reduction. Top line revenue growth is necessary to sustain an economic recovery, and this depends on the consumer. But the unemployment rate -- which I don't expect to return to normal levels in the near future -- appears to be weighing down consumer confidence. Although housing prices appear to be stabilizing and manufacturing is beginning to recover, the economy is likely to experience an extended period of slow economic growth before regaining its full health.

As for inflation, I don't see it as a near-term threat. With so much excess capacity, most businesses lack pricing power. Long term, however, inflation is a concern. The U.S. government has launched a tremendous number of initiatives, totaling more than $12 trillion. That number has raised concerns about the impact of these initiatives on the U.S. dollar and their potential to trigger inflation. Under the circumstances, some exposure to commodities, such as gold and other precious metals, could be advantageous as a potential hedge against a falling dollar and inflationary pressures.

In this investment climate, it is critical to have an investment plan -- one that suits your goals, risk tolerance, and time horizon. At USAA, we are proud to offer what we consider an outstanding value -- some of the industry's top investment talent, exceptional service, and no-load mutual funds.

We appreciate the opportunity to serve your investment needs. Thank you for your faith and trust in us.

Sincerely,

/s/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MATTHEW FREUND]                     [PHOTO OF JULIANNE BASS]

MATTHEW FREUND, CFA                           JULIANNE BASS, CFA
USAA Investment Management Company            USAA Investment Management Company
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o HOW DID THE USAA HIGH-YIELD OPPORTUNITIES FUND (THE FUND) PERFORM?

  The Fund Shares returned 0.29% for the year ended July 31, 2009. This compares to returns of -2.87% for the Lipper High Current Yield Bond Funds Index and 2.14% for the Credit Suisse High Yield Index. Over the same period, the Fund Shares outperformed the S&P 500 Index, which returned -19.96% , and underperformed the Citigroup 10-year U.S. Treasury Index, which returned 7.49%.

  Since its August 2, 1999, inception, your Fund Shares has had an average annual total return of 5.13%, compared to a 2.93%* average annual return for the Lipper High Current Yield Bond Funds Index.

  *Index performance data is from July 31, 1999, while the Fund Shares' inception date is August 2, 1999. There might be a slight variation in the performance numbers because of this difference.

  The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o The unmanaged Citigroup 10-year U.S. Treasury Index is a component of the Salomon Smith Barney U.S. Broad Investment-Grade (USBIG) Bond Index (SM); it measures the performance of the most recently auctioned Treasury issues with 10 years to maturity. The USBIG is an unmanaged, market-capitalization-weighted index and includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer and a minimum amount outstanding of $1 billion in Treasuries.

  Refer to page 9 for definitions of the Lipper High Current Yield Bond Funds Index and the Credit Suisse High Yield Index.

  Past performance is no guarantee of future results.

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4  | USAA HIGH-YIELD OPPORTUNITIES FUND

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  High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. As such, long-term total returns generally should fall between these two asset classes. This tendency to act differently is not an aberration and can provide long-term investors with a significant diversification advantage.

                             o COMPARATIVE RETURNS o

                         [CHART OF COMPARATIVE RETURNS]

                 USAA HIGH-YIELD
                  OPPORTUNITIES                                CITIGROUP 10-YEAR
                   FUND SHARES           S&P 500 INDEX        U.S. TREASURY INDEX
07/31/2008            0.00%                 -0.56%                   0.20%
08/04/2008           -0.13                  -1.45                    0.04
08/05/2008            0.00                   1.39                   -0.21
08/06/2008            0.00                   1.78                   -0.53
08/07/2008            0.13                  -0.04                    0.54
08/08/2008            0.13                   2.35                    0.37
08/11/2008            0.13                   3.09                   -0.01
08/12/2008            0.26                   1.85                    0.70
08/13/2008            0.13                   1.59                    0.46
08/14/2008            0.39                   2.15                    0.89
08/15/2008            0.52                   2.58                    1.19
08/18/2008            0.39                   1.04                    1.52
08/19/2008            0.13                   0.11                    1.36
08/20/2008            0.13                   0.73                    1.74
08/21/2008            0.00                   0.99                    1.43
08/22/2008            0.00                   2.15                    1.20
08/25/2008            0.00                   0.14                    1.87
08/26/2008            0.00                   0.51                    1.94
08/27/2008            0.11                   1.33                    2.02
08/28/2008            0.11                   2.85                    1.85
08/29/2008            0.24                   1.45                    1.77
09/01/2008            0.24                   1.45                    1.78
09/02/2008            0.37                   1.03                    2.34
09/03/2008            0.24                   0.88                    2.74
09/04/2008            0.37                  -2.14                    3.21
09/05/2008            0.37                  -1.70                    3.08
09/08/2008            0.50                   0.33                    3.06
09/09/2008            0.50                  -3.09                    3.67
09/10/2008            0.37                  -2.49                    3.27
09/11/2008            0.11                  -1.11                    3.44
09/12/2008           -0.02                  -0.90                    2.56
09/15/2008           -0.55                  -5.57                    4.66
09/16/2008           -1.33                  -3.92                    4.60
09/17/2008           -1.73                  -8.44                    5.35
09/18/2008           -2.25                  -4.45                    5.19
09/19/2008           -1.86                  -0.60                    2.26
09/22/2008           -1.99                  -4.40                    1.89
09/23/2008           -2.51                  -5.89                    1.74
09/24/2008           -2.91                  -6.07                    2.38
09/25/2008           -3.82                  -4.23                    1.65
09/26/2008           -4.84                  -3.90                    1.88
09/29/2008           -5.50                 -12.34                    3.56
09/30/2008           -6.69                  -7.59                    1.99
10/01/2008           -7.22                  -8.00                    2.45
10/02/2008           -8.67                 -11.69                    3.47
10/03/2008           -9.59                 -12.88                    3.46
10/06/2008          -10.65                 -16.24                    5.37
10/07/2008          -11.44                 -21.04                    4.68
10/08/2008          -12.76                 -21.90                    3.00
10/09/2008          -13.81                 -27.84                    1.95
10/10/2008          -15.79                 -28.69                    1.57
10/13/2008          -15.66                 -20.43                    1.60
10/14/2008          -15.00                 -20.85                    0.49
10/15/2008          -16.19                 -27.99                    0.57
10/16/2008          -17.25                 -24.93                    1.19
10/17/2008          -18.43                 -25.40                    1.19
10/20/2008          -18.17                 -21.84                    1.66
10/21/2008          -18.04                 -24.24                    3.17
10/22/2008          -18.04                 -28.85                    3.89
10/23/2008          -18.30                 -27.95                    4.58
10/24/2008          -18.96                 -30.44                    3.24
10/27/2008          -19.49                 -32.65                    3.02
10/28/2008          -19.62                 -25.38                    2.22
10/29/2008          -19.29                 -26.19                    1.90
10/30/2008          -19.29                 -24.28                    1.33
10/31/2008          -19.02                 -23.11                    1.12
11/03/2008          -19.16                 -23.31                    1.66
11/04/2008          -18.76                 -20.17                    2.84
11/05/2008          -18.62                 -24.33                    3.41
11/06/2008          -18.89                 -28.12                    3.30
11/07/2008          -19.16                 -26.02                    2.75
11/10/2008          -19.29                 -26.94                    2.92
11/11/2008          -19.29                 -28.55                    2.93
11/12/2008          -19.82                 -32.23                    3.69
11/13/2008          -20.36                 -27.53                    3.20
11/14/2008          -20.76                 -30.54                    3.82
11/17/2008          -21.55                 -32.33                    4.28
11/18/2008          -22.62                 -31.65                    5.55
11/19/2008          -23.29                 -35.82                    6.65
11/20/2008          -24.35                 -40.13                    8.79
11/21/2008          -25.42                 -36.33                    8.51
11/24/2008          -25.82                 -32.21                    7.09
11/25/2008          -25.61                 -31.75                    9.13
11/26/2008          -25.48                 -29.31                    9.85
11/27/2008          -25.48                 -29.31                    9.86
11/28/2008          -25.61                 -28.63                   10.36
12/01/2008          -25.61                 -35.00                   12.46
12/02/2008          -25.75                 -32.40                   12.70
12/03/2008          -25.75                 -30.61                   12.87
12/04/2008          -25.88                 -32.64                   13.90
12/05/2008          -26.55                 -30.18                   13.12
12/08/2008          -26.55                 -27.49                   12.33
12/09/2008          -26.42                 -29.17                   12.94
12/10/2008          -26.55                 -28.32                   12.82
12/11/2008          -26.96                 -30.34                   13.18
12/12/2008          -27.49                 -29.85                   13.77
12/15/2008          -27.76                 -30.74                   14.30
12/16/2008          -28.03                 -27.18                   15.91
12/17/2008          -27.76                 -27.88                   17.61
12/18/2008          -27.25                 -29.40                   18.80
12/19/2008          -26.98                 -29.19                   18.21
12/22/2008          -26.85                 -30.48                   18.23
12/23/2008          -26.71                 -31.14                   18.01
12/24/2008          -26.44                 -30.71                   17.72
12/25/2008          -26.44                 -30.71                   17.72
12/26/2008          -26.03                 -30.34                   18.30
12/29/2008          -25.76                 -30.59                   18.69
12/30/2008          -25.08                 -28.88                   18.76
12/31/2008          -24.67                 -27.87                   17.41
01/01/2009          -24.67                 -27.87                   17.41
01/02/2009          -24.54                 -25.58                   15.54
01/05/2009          -24.00                 -25.92                   14.91
01/06/2009          -22.77                 -25.34                   14.75
01/07/2009          -22.10                 -27.54                   14.89
01/08/2009          -22.10                 -27.29                   15.33
01/09/2009          -21.82                 -28.84                   15.71
01/12/2009          -21.42                 -30.45                   16.68
01/13/2009          -21.42                 -30.32                   16.79
01/14/2009          -21.82                 -32.65                   17.64
01/15/2009          -21.96                 -32.55                   17.73
01/16/2009          -21.82                 -32.04                   16.72
01/19/2009          -21.82                 -32.04                   16.75
01/20/2009          -21.82                 -35.63                   16.40
01/21/2009          -22.23                 -32.82                   14.68
01/22/2009          -22.23                 -33.83                   14.08
01/23/2009          -22.37                 -33.48                   13.80
01/26/2009          -22.37                 -33.11                   13.64
01/27/2009          -22.37                 -32.38                   14.78
01/28/2009          -21.90                 -30.10                   13.47
01/29/2009          -21.90                 -32.41                   12.05
01/30/2009          -21.90                 -33.95                   11.83
02/02/2009          -21.90                 -33.98                   12.98
02/03/2009          -22.04                 -32.94                   11.87
02/04/2009          -22.04                 -33.39                   11.23
02/05/2009          -21.90                 -32.30                   11.32
02/06/2009          -21.63                 -30.45                   10.64
02/09/2009          -21.49                 -30.34                   10.26
02/10/2009          -21.49                 -33.76                   11.84
02/11/2009          -21.35                 -33.21                   12.67
02/12/2009          -21.49                 -33.07                   13.29
02/13/2009          -21.49                 -33.74                   11.91
02/16/2009          -21.49                 -33.74                   11.94
02/17/2009          -21.76                 -36.74                   13.87
02/18/2009          -22.17                 -36.79                   13.24
02/19/2009          -22.31                 -37.51                   12.08
02/20/2009          -22.58                 -38.21                   12.82
02/23/2009          -22.72                 -40.35                   12.79
02/24/2009          -23.40                 -37.96                   12.59
02/25/2009          -23.66                 -38.60                   11.26
02/26/2009          -23.79                 -39.56                   10.95
02/27/2009          -24.07                 -40.98                   10.40
03/02/2009          -24.35                 -43.73                   11.55
03/03/2009          -24.76                 -44.09                   11.33
03/04/2009          -25.31                 -42.74                   10.65
03/05/2009          -25.59                 -45.18                   12.48
03/06/2009          -25.86                 -45.10                   12.43
03/09/2009          -26.42                 -45.64                   11.93
03/10/2009          -26.55                 -42.17                   11.00
03/11/2009          -26.42                 -42.01                   11.65
03/12/2009          -26.14                 -39.64                   11.88
03/13/2009          -25.73                 -39.17                   11.98
03/16/2009          -25.31                 -39.38                   11.34
03/17/2009          -25.31                 -37.44                   10.87
03/18/2009          -25.04                 -36.13                   15.31
03/19/2009          -24.90                 -36.96                   14.84
03/20/2009          -24.76                 -38.20                   14.51
03/23/2009          -24.35                 -33.82                   14.19
03/24/2009          -24.21                 -35.17                   14.28
03/25/2009          -24.76                 -34.54                   13.16
03/26/2009          -23.66                 -33.01                   13.52
03/27/2009          -23.43                 -34.36                   13.29
03/30/2009          -23.29                 -36.64                   13.75
03/31/2009          -23.43                 -35.81                   14.10
04/01/2009          -23.43                 -34.74                   14.37
04/02/2009          -22.87                 -32.86                   13.41
04/03/2009          -22.59                 -32.20                   11.93
04/06/2009          -22.59                 -32.77                   11.66
04/07/2009          -22.45                 -34.33                   11.95
04/08/2009          -22.17                 -33.55                   12.52
04/09/2009          -21.48                 -31.02                   11.84
04/10/2009          -21.48                 -31.02                   11.85
04/13/2009          -21.20                 -30.84                   12.60
04/14/2009          -20.64                 -32.23                   13.19
04/15/2009          -20.36                 -31.38                   13.43
04/16/2009          -19.80                 -30.31                   12.79
04/17/2009          -19.25                 -29.96                   11.82
04/20/2009          -18.83                 -32.96                   12.68
04/21/2009          -19.25                 -31.53                   12.16
04/22/2009          -19.25                 -32.04                   11.57
04/23/2009          -18.83                 -31.37                   11.91
04/24/2009          -18.55                 -30.22                   11.25
04/27/2009          -18.27                 -30.92                   12.05
04/28/2009          -18.21                 -31.10                   11.26
04/29/2009          -17.79                 -29.61                   10.39
04/30/2009          -16.66                 -29.67                   10.13
05/01/2009          -16.24                 -29.29                    9.68
05/04/2009          -15.68                 -26.89                    9.87
05/05/2009          -15.25                 -27.16                    9.88
05/06/2009          -14.41                 -25.87                    9.94
05/07/2009          -13.42                 -26.84                    8.86
05/08/2009          -12.86                 -25.08                    8.76
05/11/2009          -13.00                 -26.67                    9.82
05/12/2009          -12.72                 -26.74                    9.83
05/13/2009          -12.86                 -28.68                   10.44
05/14/2009          -13.14                 -27.93                   10.42
05/15/2009          -13.00                 -28.74                   10.20
05/18/2009          -12.86                 -26.57                    9.45
05/19/2009          -12.44                 -26.68                    9.16
05/20/2009          -11.74                 -27.05                    9.53
05/21/2009          -11.59                 -28.25                    8.14
05/22/2009          -11.45                 -28.36                    7.30
05/25/2009          -11.45                 -28.36                    7.32
05/26/2009          -11.03                 -26.47                    6.98
05/27/2009          -10.59                 -27.86                    5.15
05/28/2009          -10.17                 -26.73                    5.31
05/29/2009           -9.32                 -25.74                    7.18
06/01/2009           -8.89                 -23.82                    4.97
06/02/2009           -8.32                 -23.66                    5.60
06/03/2009           -8.04                 -24.70                    6.43
06/04/2009           -7.76                 -23.82                    4.98
06/05/2009           -7.33                 -24.01                    3.73
06/08/2009           -7.05                 -24.07                    3.48
06/09/2009           -6.91                 -23.80                    3.77
06/10/2009           -6.76                 -24.06                    3.04
06/11/2009           -6.20                 -23.57                    3.77
06/12/2009           -5.77                 -23.47                    4.43
06/15/2009           -5.77                 -25.28                    5.10
06/16/2009           -5.63                 -26.23                    5.43
06/17/2009           -5.91                 -26.34                    5.72
06/18/2009           -6.34                 -25.71                    4.09
06/19/2009           -6.34                 -25.47                    4.48
06/22/2009           -6.48                 -27.74                    5.34
06/23/2009           -6.48                 -27.58                    5.83
06/24/2009           -6.34                 -27.10                    5.44
06/25/2009           -6.20                 -25.54                    6.67
06/26/2009           -5.92                 -25.63                    7.04
06/29/2009           -5.64                 -24.95                    7.22
06/30/2009           -5.35                 -25.59                    6.91
07/01/2009           -5.21                 -25.26                    6.76
07/02/2009           -5.21                 -27.43                    7.18
07/03/2009           -5.21                 -27.43                    7.19
07/06/2009           -5.21                 -27.24                    7.14
07/07/2009           -5.35                 -28.68                    7.57
07/08/2009           -5.21                 -28.75                    9.12
07/09/2009           -5.21                 -28.50                    8.02
07/10/2009           -5.35                 -28.79                    9.08
07/13/2009           -5.35                 -27.00                    8.66
07/14/2009           -5.35                 -26.62                    7.78
07/15/2009           -4.92                 -24.44                    6.43
07/16/2009           -4.64                 -23.78                    6.78
07/17/2009           -4.49                 -23.81                    5.98
07/20/2009           -4.06                 -22.94                    6.58
07/21/2009           -3.63                 -22.66                    7.59
07/22/2009           -3.35                 -22.69                    6.87
07/23/2009           -2.78                 -20.89                    5.52
07/24/2009           -2.35                 -20.65                    5.88
07/27/2009           -1.78                 -20.41                    5.54
07/28/2009           -1.49                 -20.62                    5.76
07/29/2009           -1.01                 -20.97                    5.96
07/30/2009           -0.44                 -20.02                    6.19
07/31/2009            0.29                 -19.96                    7.49

                                   [END CHART]

  Source: Bloomberg L.P.

o WHAT WERE THE RELEVANT MARKET CONDITIONS?

  The reporting period was a tale of two markets. During the first half, the credit crisis continued to intensify and a series of shocks -- each one extraordinary in its own right -- raised fears about the stability of the global financial system. In a six-week period beginning in mid-September 2008, investors witnessed the U.S. government takeover of Freddie Mac and Fannie Mae, the failure of Lehman Brothers, the government bailout of American International Group,

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

  and the forced mergers of Washington Mutual, Wachovia, and Merrill Lynch among others -- remarkable events that called into question the solvency of many financial institutions.

  As market volatility increased to historic levels, any bonds not backed by the U.S. government struggled. In a broad-based flight to safety, investors questioned even the securities with the highest credit ratings. With the credit markets at a near standstill, issuers could not refinance their debt or obtain new capital. Furthermore, there was a large surplus of unsold bonds, many of which were held by the already troubled financial sector. Bankruptcies and defaults rose as companies found it harder to meet capital needs. Default expectations on high-yield bonds skyrocketed with some observers predicting they would reach more than 25% over the next two years.

  To support the financial system and restore the flow of credit, the U.S. government implemented a variety of programs. Gradually, investors appeared to gain confidence in the effectiveness of the government's policies. As the global financial system pulled back from the brink, market sentiment improved. High-yield securities, which seemed priced for a depression, rallied strongly and regained much of the ground lost during the earlier decline. Toward the end of the reporting period, default forecasts trended downward as the market rebounded.

o WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

  Our strategy was to position the portfolio in sectors with attractive returns and reasonable margins of safety. We have never wavered in our belief that investors should be compensated adequately for taking on risk. Although the flight to safety forced other investors to sell bonds regardless of their investment merits, we adhered to our disciplined research process and did not sell what we considered to be good values. At the same time, we purchased new securities that we believed had the potential to outperform once the crisis ended.

================================================================================

6  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

  In keeping with our approach, we favored issuers that might be overlooked by other investors, relying on the insights and expertise of our research team to identify those that offer potentially attractive returns relative to their perceived risks. In times of market turmoil, such as the first half of the period, these names tend to underperform more well-known issues. However, as the high-yield market rebounded in the spring, many of these holdings did well. Our positions in the financials sector and among asset-backed securities also added significant value as the market advanced.

o WHAT IS THE OUTLOOK?

  Defaults are likely to increase as a result of the economic recession. However, we believe the market has anticipated many of these defaults, and yields look attractive on a risk-adjusted basis.

  We expect economic conditions to remain weak for some time as consumers rebuild their personal balance sheets. In the near term, we believe inflation is likely to remain moderate and well contained. Once the recovery begins, the U.S. government will have to reduce its many stimulus measures in a careful and measured way. If it ends them too soon, the recovery could be choked off. If it waits too long, there could be a surge in inflation.

  In the months ahead, investors should remain disciplined and hold diversified portfolios through all market conditions. High-yield securities may help in these diversification efforts. We believe that over the long term the high-yield market has the opportunity to provide a total return greater than high-quality bonds (with less interest-rate sensitivity) and lower than the broad equity markets (with more predictability and higher current income).

Non-investment-grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  7

================================================================================

INVESTMENT OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND SHARES (Symbol: USHYX)

--------------------------------------------------------------------------------
                                            7/31/09                 7/31/08
--------------------------------------------------------------------------------
Net Assets                               $836.0 Million         $705.4 Million
Net Asset Value Per Share                    $6.96                  $7.68

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/09
--------------------------------------------------------------------------------
  1 YEAR                        5 YEARS                  SINCE INCEPTION 8/02/99
   0.29%                         3.68%                             5.13%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
                                     0.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS. USAA INVESTMENT MANAGEMENT COMPANY (IMCO) TERMINATED THE VOLUNTARY EXPENSE LIMITATION OF 0.90% EFFECTIVE DECEMBER 1, 2008.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                       o CUMULATIVE PERFORMANCE COMPARISON o

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                CREDIT SUISSE         USAA HIGH-YIELD        LIPPER HIGH CURRENT YIELD
              HIGH YIELD INDEX   OPPORTUNITIES FUND SHARES       BOND FUNDS INDEX
 7/31/99         $10,000.00            $10,000.00                 $10,000.00
 8/31/99           9,911.00             10,088.81                   9,898.54
 9/30/99           9,834.69             10,114.01                   9,821.40
10/31/99           9,786.50             10,166.71                   9,793.07
11/30/99           9,919.59             10,396.53                   9,965.61
12/31/99          10,039.62             10,519.82                  10,085.58
 1/31/00           9,999.46             10,516.84                  10,036.01
 2/29/00          10,061.46             10,659.16                  10,107.21
 3/31/00           9,910.54             10,511.17                   9,932.23
 4/30/00           9,895.67             10,614.37                   9,888.91
 5/31/00           9,737.34             10,513.67                   9,712.87
 6/30/00           9,955.45             10,765.76                   9,892.66
 7/31/00          10,049.04             10,779.59                   9,910.39
 8/31/00          10,116.36             10,836.12                   9,962.20
 9/30/00          10,023.29             10,736.58                   9,815.60
10/31/00           9,711.57             10,411.45                   9,480.12
11/30/00           9,328.93             10,026.74                   8,950.88
12/31/00           9,516.45             10,313.78                   9,106.15
 1/31/01          10,086.48             11,121.40                   9,710.33
 2/28/01          10,188.35             11,187.28                   9,741.03
 3/31/01           9,985.61             10,840.77                   9,417.86
 4/30/01           9,881.76             10,767.02                   9,294.39
 5/31/01          10,079.39             11,026.99                   9,394.90
 6/30/01           9,923.16             10,898.84                   9,118.24
 7/31/01          10,029.34             11,068.34                   9,171.67
 8/31/01          10,169.75             11,189.75                   9,212.32
 9/30/01           9,528.04             10,502.05                   8,561.83
10/31/01           9,745.28             10,852.31                   8,757.67
11/30/01          10,060.05             11,248.54                   9,035.83
12/31/01          10,066.09             11,121.70                   9,011.42
 1/31/02          10,159.70             11,069.25                   9,033.11
 2/28/02          10,087.57             10,756.10                   8,873.48
 3/31/02          10,318.57             11,044.46                   9,049.10
 4/30/02          10,482.64             10,873.54                   9,143.72
 5/31/02          10,445.95             10,780.36                   9,051.96
 6/30/02          10,081.38             10,229.56                   8,542.32
 7/31/02           9,793.06              9,883.93                   8,262.30
 8/31/02           9,920.37             10,085.32                   8,404.55
 9/30/02           9,798.35             10,071.43                   8,287.61
10/31/02           9,738.58              9,916.19                   8,235.17
11/30/02          10,253.75             10,486.44                   8,709.89
12/31/02          10,378.84             10,603.70                   8,794.52
 1/31/03          10,661.15             10,859.90                   8,989.01
 2/28/03          10,818.93             10,940.45                   9,109.47
 3/31/03          11,095.90             11,172.03                   9,336.87
 4/30/03          11,661.79             11,774.18                   9,795.28
 5/31/03          11,830.88             12,003.33                   9,911.78
 6/30/03          12,176.34             12,310.53                  10,178.84
 7/31/03          12,077.72             12,241.45                  10,100.37
 8/31/03          12,212.99             12,381.11                  10,236.00
 9/30/03          12,546.40             12,721.72                  10,484.55
10/31/03          12,802.35             12,953.90                  10,719.81
11/30/03          12,977.74             13,109.53                  10,844.01
12/31/03          13,277.53             13,415.73                  11,112.49
 1/31/04          13,535.11             13,719.97                  11,290.81
 2/29/04          13,541.88             13,681.32                  11,268.73
 3/31/04          13,632.61             13,756.48                  11,311.71
 4/30/04          13,613.52             13,710.74                  11,286.02
 5/31/04          13,398.43             13,506.69                  11,111.62
 6/30/04          13,606.10             13,669.35                  11,267.08
 7/31/04          13,780.26             13,763.99                  11,356.89
 8/31/04          14,004.88             13,993.05                  11,542.23
 9/30/04          14,217.75             14,189.15                  11,702.44
10/31/04          14,462.30             14,419.49                  11,910.64
11/30/04          14,645.97             14,601.39                  12,079.70
12/31/04          14,865.66             14,834.21                  12,261.89
 1/31/05          14,862.69             14,804.54                  12,231.69
 2/28/05          15,058.87             14,988.23                  12,418.61
 3/31/05          14,698.97             14,704.38                  12,089.21
 4/30/05          14,553.45             14,590.85                  11,947.96
 5/31/05          14,732.46             14,742.51                  12,139.42
 6/30/05          14,978.49             14,985.29                  12,334.76
 7/31/05          15,183.69             15,189.99                  12,526.31
 8/31/05          15,262.04             15,328.33                  12,585.82
 9/30/05          15,114.61             15,177.03                  12,504.10
10/31/05          14,972.43             15,051.14                  12,401.02
11/30/05          15,075.08             15,158.29                  12,514.01
12/31/05          15,200.88             15,324.31                  12,629.43
 1/31/06          15,396.32             15,514.95                  12,792.31
 2/28/06          15,550.28             15,656.42                  12,899.55
 3/31/06          15,670.02             15,724.80                  12,952.31
 4/30/06          15,775.01             15,809.95                  13,026.95
 5/31/06          15,817.60             15,811.77                  12,998.47
 6/30/06          15,729.02             15,738.99                  12,925.94
 7/31/06          15,864.29             15,886.47                  13,024.58
 8/31/06          16,084.80             16,151.48                  13,201.97
 9/30/06          16,285.86             16,350.91                  13,347.91
10/31/06          16,510.61             16,588.97                  13,540.84
11/30/06          16,811.10             16,841.64                  13,774.63
12/31/06          17,011.15             17,010.11                  13,913.58
 1/31/07          17,206.78             17,162.59                  14,062.62
 2/28/07          17,473.49             17,417.12                  14,244.98
 3/31/07          17,524.16             17,459.62                  14,290.27
 4/30/07          17,773.00             17,696.14                  14,487.61
 5/31/07          17,911.63             17,799.55                  14,611.08
 6/30/07          17,639.37             17,589.91                  14,373.69
 7/31/07          17,085.50             17,136.47                  13,907.72
 8/31/07          17,263.19             17,295.26                  14,041.84
 9/30/07          17,648.16             17,594.71                  14,380.29
10/31/07          17,785.81             17,664.81                  14,504.13
11/30/07          17,455.00             17,267.73                  14,195.84
12/31/07          17,463.72             17,226.23                  14,209.81
 1/31/08          17,187.80             16,832.95                  13,920.26
 2/29/08          16,998.73             16,647.39                  13,732.74
 3/31/08          16,959.63             16,541.53                  13,711.93
 4/30/08          17,626.15             16,944.40                  14,225.84
 5/31/08          17,693.13             17,068.41                  14,299.19
 6/30/08          17,266.96             16,668.61                  13,922.84
 7/31/08          17,034.24             16,445.37                  13,742.23
 8/31/08          17,081.03             16,484.56                  13,761.35
 9/30/08          15,879.12             15,344.82                  12,733.95
10/31/08          13,363.19             13,316.20                  10,681.41
11/30/08          12,210.32             12,232.49                   9,766.70
12/31/08          12,894.73             12,387.26                  10,111.14
 1/31/09          13,652.22             12,843.56                  10,552.32
 2/28/09          13,372.70             12,486.69                  10,308.17
 3/31/09          13,643.97             12,591.98                  10,460.85
 4/30/09          15,019.29             13,705.45                  11,476.03
 5/31/09          15,835.83             14,913.87                  12,143.26
 6/30/09          16,404.13             15,566.44                  12,551.93
 7/31/09          17,399.60             16,493.73                  13,347.26

                                   [END CHART]

         *Data from 7/31/99 to 7/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund Shares to the following benchmarks:

o The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

o The unmanaged Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 1999, while the Fund Shares' inception date is August 2, 1999. There may be a slight variation of the performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA HIGH-YIELD OPPORTUNITIES FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                      7/31/09
--------------------------------------------------------------------------------
Net Assets                                                         $48.5 Million
Net Asset Value Per Share                                              $6.95

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/09
--------------------------------------------------------------------------------
                            SINCE INCEPTION 8/01/08**
                                      0.66%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
   BEFORE REIMBURSEMENT   0.66%                   AFTER REIMBURSEMENT   0.65%

*The USAA High-Yield Opportunities Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM IMCO. BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.65%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.65%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THE ESTIMATED EXPENSE RATIOS MAY DIFFER FROM THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE YEAR ENDED JULY 31, 2009, WHICH WAS 0.64% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                      USAA HIGH-YIELD
                 CREDIT SUISSE      OPPORTUNITIES FUND    LIPPER HIGH CURRENT YIELD
               HIGH YIELD INDEX    INSTITUTIONAL SHARES       BOND FUNDS INDEX
 7/31/2008        $10,000.00            $10,000.00               $10,000.00
 8/31/2008         10,027.47             10,026.02                10,013.91
 9/30/2008          9,321.88              9,335.20                 9,266.29
10/31/2008          7,844.90              8,103.33                 7,772.69
11/30/2008          7,168.10              7,445.43                 7,107.07
12/31/2008          7,569.89              7,543.33                 7,357.71
 1/31/2009          8,014.57              7,823.87                 7,678.75
 2/28/2009          7,850.48              7,609.28                 7,501.09
 3/31/2009          8,009.73              7,676.57                 7,612.19
 4/30/2009          8,817.12              8,357.89                 8,350.92
 5/31/2009          9,296.47              9,096.76                 8,836.46
 6/30/2009          9,630.09              9,497.08                 9,133.84
 7/31/2009         10,214.49             10,065.93                 9,712.59

                                   [END CHART]

         *Data from 7/31/08 to 7/31/09.

         See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund Institutional Shares to the benchmarks.

*The performance of the Credit Suisse High Yield Index and the Lipper High Current Yield Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                                 TOP 10 HOLDINGS
                                  AS OF 7/31/09
                          (% of Net Assets of the Fund)

                                                  COUPON RATE %  % OF NET ASSETS
                                                  ------------------------------
  iShares iBoxx High Yield Corporate Bond Fund ..      n/a             4.8%
  SPDR Barclay Capital High Yield Bond Fund .....      n/a             3.7%
  Qwest Communications International, Inc. ......     7.50%            1.4%
  First Data Corp. ..............................     9.88%            1.0%
  Enbridge Energy Partners, LP ..................     8.05%            0.9%
  Puget Sound Energy, Inc. ......................     6.97%            0.8%
  Enterprise Products Operating, LP .............     7.03%            0.8%
  SunGard Data Systems, Inc. ....................    10.25%            0.8%
  TEPPCO Partners, LP ...........................     7.00%            0.8%
  Charter Communications Operating LLC ..........     8.00%            0.8%

  You will find a complete list of securities that the Fund owns on pages 16-37.

================================================================================

12  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

                    o SECTOR ASSET ALLOCATION -- 7/31/2009 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                                                28.2%
Consumer Discretionary                                                    13.7%
Energy                                                                     9.7%
Exchanged-Traded Funds*                                                    8.5%
Industrials                                                                7.6%
Utilities                                                                  6.7%
Health Care                                                                5.9%
Telecommunication Services                                                 5.4%
Materials                                                                  4.4%
Consumer Staples                                                           3.3%
Information Technology                                                     3.1%
Municipal Bonds                                                            0.6%
Money Market Instruments                                                   4.7%

                                   [END CHART]

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

2.72% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended July 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended July 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $56,955,000 as qualifying interest income.

================================================================================

14  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA HIGH-YIELD OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA High-Yield Opportunities Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA High-Yield Opportunities Fund at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 18, 2009

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  15

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2009

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (69.6%)

            CONSUMER DISCRETIONARY (12.1%)
            -----------------------------
            ADVERTISING (0.2%)
$   1,000   Lamar Media Corp.(a)                                      9.75%       4/01/2014         $  1,060
    1,000   Lamar Media Corp.                                         6.63        8/15/2015              885
                                                                                                    --------
                                                                                                       1,945
                                                                                                    --------
            APPAREL & ACCESSORIES & LUXURY GOODS (1.1%)
    2,250   Hanesbrands, Inc.                                         4.59(b)    12/15/2014            1,907
    1,000   Jostens IH Corp.                                          7.63       10/01/2012            1,012
    3,750   Kellwood Co.(c),(d)                                      12.88       12/31/2014            1,247
    3,000   Kellwood Co.                                              7.63       10/15/2017              998
    3,000   Levi Strauss & Co.                                        9.75        1/15/2015            3,060
    2,000   Quiksilver, Inc.                                          6.88        4/15/2015            1,340
                                                                                                    --------
                                                                                                       9,564
                                                                                                    --------
            APPAREL RETAIL (0.1%)
    1,000   Limited Brands, Inc.                                      8.50        6/15/2019            1,005
                                                                                                    --------
            AUTO PARTS & EQUIPMENT (0.8%)
    2,000   Arvinmeritor, Inc.                                        8.13        9/15/2015            1,440
    1,321   Federal-Mogul Corp.(e)                                    2.23       12/27/2014            1,002
      674   Federal-Mogul Corp.(e)                                    2.23       12/27/2015              511
      500   Lear Corp.(g)                                             5.75        8/01/2014              226
    1,000   Metaldyne Co., LLC(e)                                     5.19        1/11/2014              128
    1,029   Tenneco Automotive, Inc.                                 10.25        7/15/2013            1,050
      200   Tenneco Automotive, Inc.                                  8.63       11/15/2014              174
      500   Tenneco Automotive, Inc.                                  8.13       11/15/2015              460
    2,000   Titan International, Inc.                                 8.00        1/15/2012            1,870
                                                                                                    --------
                                                                                                       6,861
                                                                                                    --------
            AUTOMOBILE MANUFACTURERS (0.2%)
    2,000   Ford Motor Credit Co., LLC(f)                             7.50        8/01/2012            1,847
                                                                                                    --------
            BROADCASTING (3.0%)
    3,000   Canwest Mediaworks LP(a)                                  9.25        8/01/2015              428
    2,000   CCH I Holdings, LLC(g)                                   13.50        1/15/2014               23
    2,500   CCH I, LLC(g)                                            11.00       10/01/2015              309

================================================================================

16  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
 $  1,928   CCH II, LLC(a),(g)                                       10.25%      10/01/2013         $  2,053
    3,000   CCO Holdings, LLC(g)                                      8.75       11/15/2013            3,015
    7,000   Charter Communications Operating LLC(a)                   8.00        4/30/2012            7,017
    1,000   CSC Holdings, Inc.                                        7.63        4/01/2011            1,019
    1,000   EchoStar DBS Corp.                                        7.13        2/01/2016              975
    3,000   LBI Media, Inc.(a)                                        8.50        8/01/2017            1,680
    2,000   Liberty Media Corp., LLC                                  5.70        5/15/2013            1,805
    3,000   Mediacom Broadband, LLC                                   8.50       10/15/2015            2,880
      985   Telesat Canada, Inc.(e)                                   3.29        9/01/2014              951
    4,000   Univision Communications, Inc.(e)                         2.56        9/29/2014            3,242
    1,000   XM Satellite Radio, Inc.                                 11.25        6/15/2013            1,032
                                                                                                    --------
                                                                                                      26,429
                                                                                                    --------
            CASINOS & GAMING (3.7%)
    1,000   Ameristar Casinos, Inc.(a)                                9.25        6/01/2014            1,040
    3,510   Harrah's Operating Co., Inc.(e)                           3.50        1/28/2015            2,827
      172   Harrah's Operating Co., Inc.(a)                          10.00        2/01/2016              121
    4,927   Harrah's Operating Co., Inc.                             10.00       12/15/2018            3,523
    3,000   Harrah's Operating Escrow                                11.25        6/01/2017            3,097
    3,200   Inn of the Mountain Gods(g)                              12.00       11/15/2010            1,316
    3,000   Jacobs Entertainment, Inc.                                9.75        6/15/2014            2,610
    1,764   MGM Mirage(e)                                             4.75       10/03/2011            1,459
    1,030   MGM Mirage                                                6.75        9/01/2012              796
    3,000   MGM Mirage(a)                                            13.00       11/15/2013            3,412
    1,000   MGM Mirage(a)                                            10.38        5/15/2014            1,084
    1,000   MGM Mirage(a)                                            11.13       11/15/2017            1,110
    1,000   Pinnacle Entertainment, Inc.(a),(f)                       8.63        8/01/2017            1,005
    3,734   Pokagon Gaming Auth.(a)                                  10.38        6/15/2014            3,678
    2,000   Shingle Springs Tribal Gaming Auth.(a)                    9.38        6/15/2015            1,400
    3,000   Snoqualmie Entertainment Auth.(a)                         5.38(b)     2/01/2014            1,410
    1,000   Snoqualmie Entertainment Auth.(a)                         9.13        2/01/2015              540
    2,000   Turning Stone Resort Casino(a)                            9.13        9/15/2014            1,800
                                                                                                    --------
                                                                                                      32,228
                                                                                                    --------
            CATALOG RETAIL (0.1%)
    1,500   Harry & David Operations Corp.                            9.00        3/01/2013              720
                                                                                                    --------
            DISTRIBUTORS (0.4%)
      957   KAR Holdings, Inc.(e)                                     7.57       10/18/2013              894
    3,000   KAR Holdings, Inc.                                        8.75        5/01/2014            2,797
                                                                                                    --------
                                                                                                       3,691
                                                                                                    --------
            HOME FURNISHINGS (0.1%)
    2,000   Simmons Co.(h)                                            7.88        1/15/2014            1,175
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            HOMEBUILDING (0.5%)
$   2,000   D. R. Horton, Inc.                                        5.63%       1/15/2016         $  1,740
    1,000   KB Home                                                   6.38        8/15/2011            1,015
    1,000   Lennar Corp.(a)                                          12.25        6/01/2017            1,040
    1,000   Pulte Homes, Inc.                                         5.25        1/15/2014              935
                                                                                                    --------
                                                                                                       4,730
                                                                                                    --------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    1,000   Starwood Hotels & Resorts Worldwide, Inc.                 7.88       10/15/2014              996
                                                                                                    --------
            HOUSEHOLD APPLIANCES (0.2%)
    2,000   Stanley Works Capital Trust I                             5.90       12/01/2045            1,424
                                                                                                    --------
            LEISURE FACILITIES (0.3%)
    4,475   Town Sports International Holdings, Inc.                 11.00        2/01/2014            2,282
                                                                                                    --------
            LEISURE PRODUCTS (0.1%)
      250   Freedom Group, Inc.(a)                                   10.25        8/01/2015              259
    1,000   Riddell Bell Holdings, Inc.                               8.38       10/01/2012              909
                                                                                                    --------
                                                                                                       1,168
                                                                                                    --------
            MOVIES & ENTERTAINMENT (0.3%)
    1,500   AMC Entertainment, Inc.(a)                                8.75        6/01/2019            1,498
    1,000   Cinemark USA, Inc.                                        8.63        6/15/2019            1,038
      250   WMG Acquisition Corp.                                     9.50        6/15/2016              267
                                                                                                    --------
                                                                                                       2,803
                                                                                                    --------
            PUBLISHING (0.6%)
      171   American Media Operations, Inc.(a)                        9.00        5/01/2013               87
    1,781   American Media Operations, Inc.(a)                       14.00       11/01/2013              900
      968   Idearc, Inc.(e),(g)                                       0.00(m)    11/17/2014              448
    1,000   Idearc, Inc.(g)                                           8.00       11/15/2016               45
    2,000   Network Communications, Inc.                             10.75       12/01/2013              417
    1,000   Quebecor Media, Inc.                                      7.75        3/15/2016              955
    4,412   R.H. Donnelley, Inc.(a),(g)                              11.75        5/15/2015            2,338
    4,000   Readers Digest Association, Inc.                          9.00        2/15/2017              300
                                                                                                    --------
                                                                                                       5,490
                                                                                                    --------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    1,000   Service Corp. International                               7.63       10/01/2018              970
                                                                                                    --------
            TIRES & RUBBER (0.2%)
    1,000   Goodyear Tire & Rubber Co.                                9.00        7/01/2015            1,030
    1,000   Goodyear Tire & Rubber Co.                               10.50        5/15/2016            1,090
                                                                                                    --------
                                                                                                       2,120
                                                                                                    --------
            Total Consumer Discretionary                                                             107,448
                                                                                                    --------

================================================================================

18  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (2.9%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
$   1,000   Southern States Cooperative, Inc.                        11.00%      11/01/2010         $    923
    1,000   Southern States Cooperative, Inc.(a)                     11.00       11/01/2010              924
                                                                                                    --------
                                                                                                       1,847
                                                                                                    --------
            DISTILLERS & VINTNERS (0.1%)
    1,000   Constellation Brands, Inc.                                7.25        5/15/2017              983
                                                                                                    --------
            DRUG RETAIL (0.8%)
    1,878   CVS Caremark Corp.                                        6.04       12/10/2028            1,743
    1,000   Rite Aid Corp.                                            8.63        3/01/2015              760
    1,000   Rite Aid Corp.(e)                                         9.50        6/05/2015            1,030
    1,000   Rite Aid Corp.                                            9.38       12/15/2015              762
    3,000   Rite Aid Corp.                                           10.38        7/15/2016            2,910
                                                                                                    --------
                                                                                                       7,205
                                                                                                    --------
            FOOD RETAIL (0.5%)
    1,000   American Stores Co.                                       8.00        6/01/2026              900
    3,000   ARAMARK Corp.(i)                                          8.50        2/01/2015            3,045
                                                                                                    --------
                                                                                                       3,945
                                                                                                    --------
            HOUSEHOLD PRODUCTS (0.4%)
    3,815   JohnsonDiversey Holdings, Inc.                           10.67        5/15/2013            3,510
                                                                                                    --------
            PACKAGED FOODS & MEAT (0.9%)
    1,000   Del Monte Corp.                                           8.63       12/15/2012            1,025
    1,000   Michael Foods, Inc.                                       8.00       11/15/2013            1,008
    4,000   Pilgrim's Pride Corp.(g)                                  8.38        5/01/2017            3,340
    1,175   Reddy Ice Holdings, Inc.                                 10.50       11/01/2012              846
    1,000   Smithfield Foods, Inc.(a)                                10.00        7/15/2014            1,047
    1,000   Tyson Foods, Inc.                                         7.85        4/01/2016            1,015
                                                                                                    --------
                                                                                                       8,281
                                                                                                    --------
            Total Consumer Staples                                                                    25,771
                                                                                                    --------
            ENERGY (9.3%)
            -------------
            COAL & CONSUMABLE FUELS (0.3%)
    1,000   Arch Coal, Inc.                                           8.75        8/01/2016            1,017
    2,000   Peabody Energy Corp.                                      7.88       11/01/2026            1,850
                                                                                                    --------
                                                                                                       2,867
                                                                                                    --------
            OIL & GAS EQUIPMENT & SERVICES (0.4%)
    2,000   Basic Energy Services, Inc.                               7.13        4/15/2016            1,430
    3,700   Seitel, Inc.                                              9.75        2/15/2014            2,229
                                                                                                    --------
                                                                                                       3,659
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (3.3%)
$   2,000   Berry Petroleum Co.                                       8.25%      11/01/2016         $  1,810
    1,000   Bill Barrett Corp.                                        9.88        7/15/2016            1,045
      500   Calfrac Holdings, LP(a)                                   7.75        2/15/2015              420
    2,000   Chaparral Energy, Inc.                                    8.50       12/01/2015            1,260
    3,000   Chesapeake Energy Corp.                                   9.50        2/15/2015            3,202
    1,000   Chesapeake Energy Corp.                                   6.50        8/15/2017              913
    1,000   Cimarex Energy Co.                                        7.13        5/01/2017              915
    1,000   Denbury Resources, Inc.                                   9.75        3/01/2016            1,072
    1,000   Encore Acquisition Co.                                    9.50        5/01/2016            1,038
    2,000   Energy Partners Ltd.(g)                                   9.75        4/15/2014            1,050
    1,500   Helix Energy Solutions Group, Inc.(a)                     9.50        1/15/2016            1,387
    1,000   Linn Energy LLC(a)                                       11.75        5/15/2017            1,018
    1,000   Linn Energy LLC                                           9.88        7/01/2018              938
    2,000   Mariner Energy, Inc.                                     11.75        6/30/2016            2,107
    2,000   Petrohawk Energy Corp.(a)                                10.50        8/01/2014            2,155
    2,710   Pioneer Natural Resource Co.                              6.65        3/15/2017            2,474
    1,000   Plains Exploration & Production Co.                       7.75        6/15/2015            1,000
    1,000   Plains Exploration & Production Co.                       7.63        6/01/2018              983
    1,000   Quicksilver Resources, Inc.                               8.25        8/01/2015              965
    1,000   Quicksilver Resources, Inc.                              11.75        1/01/2016            1,097
    1,000   Quicksilver Resources, Inc.                               7.13        4/01/2016              845
    1,000   SandRidge Energy, Inc.(a)                                 9.88        5/15/2016            1,020
                                                                                                    --------
                                                                                                      28,714
                                                                                                    --------
            OIL & GAS REFINING & MARKETING (0.5%)
    1,133   Amerigas Partners, LP                                     7.25        5/20/2015            1,108
    1,000   MarkWest Energy Partners LP                               6.88       11/01/2014              895
    1,000   Tesoro Corp.                                              6.63       11/01/2015              905
    1,000   Tesoro Corp.                                              9.75        6/01/2019            1,012
                                                                                                    --------
                                                                                                       3,920
                                                                                                    --------
            OIL & GAS STORAGE & TRANSPORTATION (4.8%)
    1,000   El Paso Corp.                                            12.00       12/12/2013            1,145
    2,000   El Paso Corp.                                             7.80        8/01/2031            1,750
   10,000   Enbridge Energy Partners, LP                              8.05       10/01/2037            8,011
    4,000   Enterprise Products Operating, LP(i)                      8.38        8/01/2066            3,484
    9,000   Enterprise Products Operating, LP                         7.03        1/15/2068            7,301
    1,405   Kinder Morgan Finance Co.                                 5.70        1/05/2016            1,275
    2,980   MarkWest Energy Partners LP                               8.50        7/15/2016            2,764
      250   MarkWest Energy Partners LP                               8.75        4/15/2018              232
    2,000   Regency Energy Partners, LP(a)                            9.38        6/01/2016            2,040
    2,000   Sabine Pass LNG, LP                                       7.25       11/30/2013            1,723
    2,000   Sabine Pass LNG, LP                                       7.50       11/30/2016            1,625

================================================================================

20  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
$   2,000   SourceGas, LLC(a)                                         5.90%       4/01/2017         $  1,567
    3,000   Targa Resources, Inc.(i)                                  8.50       11/01/2013            2,700
    9,250   TEPPCO Partners, LP(i)                                    7.00        6/01/2067            7,154
                                                                                                    --------
                                                                                                      42,771
                                                                                                    --------
            Total Energy                                                                              81,931
                                                                                                    --------
            FINANCIALS (16.8%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    3,500   American Capital Strategies Ltd.                          8.60        8/01/2012            2,475
    1,000   Nuveen Investments, Inc.(a)                              10.50       11/15/2015              720
                                                                                                    --------
                                                                                                       3,195
                                                                                                    --------
            CONSUMER FINANCE (3.7%)
    4,000   Capital One Financial Corp.                               7.69        8/15/2036            3,127
      970   Daimler Finance N.A. LLC(e)                               4.29        8/03/2012              920
    5,000   Ford Motor Credit Co., LLC                                7.00       10/01/2013            4,475
    7,000   Ford Motor Credit Co., LLC                                8.00        6/01/2014            6,510
    5,000   Ford Motor Credit Co., LLC                               12.00        5/15/2015            5,112
    2,000   General Motors Acceptance Corp.(a)                        6.88        9/15/2011            1,890
    2,000   General Motors Acceptance Corp.                           6.88        8/28/2012            1,786
    3,000   General Motors Acceptance Corp.                           6.88        8/28/2012            2,745
    7,000   General Motors Acceptance Corp.(a)                        6.75       12/01/2014            6,055
                                                                                                    --------
                                                                                                      32,620
                                                                                                    --------
            DIVERSIFIED BANKS (1.1%)
    1,000   Comerica Capital Trust II                                 6.58        2/20/2037              631
    3,000   First Tennessee Bank, N.A.                                5.65        4/01/2016            2,291
      750   KeyCorp Capital II                                        6.88        3/17/2029              604
    2,000   Manufacturers & Traders Trust Co.                         5.63       12/01/2021            1,517
    2,000   USB Capital IX                                            6.19                -(j)         1,430
    2,000   USB Realty Corp.(a)                                       6.09                -(j)         1,201
    2,000   Wells Fargo Capital XV                                    9.75                -(j)         2,037
                                                                                                    --------
                                                                                                       9,711
                                                                                                    --------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
    1,000   UBS Preferred Funding Trust V                             6.24                -(j)           619
                                                                                                    --------
            INVESTMENT BANKING & BROKERAGE (0.1%)
    2,000   Lehman Brothers Holdings, Inc.(g)                         5.75        4/25/2011              343
    2,000   Lehman Brothers Holdings, Inc.(g)                         6.88        5/02/2018              355
                                                                                                    --------
                                                                                                         698
                                                                                                    --------
            LIFE & HEALTH INSURANCE (1.6%)
    1,000   Americo Life, Inc.(a)                                     7.88        5/01/2013              660
    2,000   Great-West Life & Annuity Insurance Co.(a)                7.15        5/16/2046            1,502

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
$   4,000   Lincoln National Corp.                                    7.00%       5/17/2066         $  2,660
    3,000   Lincoln National Corp.                                    6.05        4/20/2067            1,860
    2,000   MetLife, Inc.                                            10.75        8/01/2069            2,145
    2,000   Prudential Financial, Inc.                                8.88        6/15/2038            1,762
    7,000   StanCorp Financial Group, Inc.                            6.90        6/01/2067            3,964
                                                                                                    --------
                                                                                                      14,553
                                                                                                    --------
            MULTI-LINE INSURANCE (2.1%)
    1,000   Farmers Exchange Capital(a)                               7.05        7/15/2028              728
    1,700   Farmers Insurance Exchange(a)                             8.63        5/01/2024            1,394
    7,200   Genworth Financial, Inc.                                  6.15       11/15/2066            3,424
    7,000   Glen Meadow(a)                                            6.51        2/12/2067            3,855
    3,780   Hanover Insurance Group, Inc.(d)                          8.21        2/03/2027            3,050
    3,000   Oil Casualty Insurance Ltd.(a),(d)                        8.00        9/15/2034            1,335
   11,250   Oil Insurance Ltd.(a)                                     7.56                -(j)         5,037
                                                                                                    --------
                                                                                                      18,823
                                                                                                    --------
            MULTI-SECTOR HOLDINGS (1.0%)
    2,750   Leucadia National Corp.                                   7.13        3/15/2017            2,448
    9,025   Leucadia National Corp.                                   8.65        1/15/2027            6,836
                                                                                                    --------
                                                                                                       9,284
                                                                                                    --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
    2,000   AgFirst Farm Credit Bank                                  6.59                -(j)         1,239
    5,000   BankAmerica Institutional Capital(a)                      8.07       12/31/2026            4,200
    2,000   General Electric Capital Corp.                            6.38       11/15/2067            1,421
                                                                                                    --------
                                                                                                       6,860
                                                                                                    --------
            PROPERTY & CASUALTY INSURANCE (1.4%)
    2,000   First American Capital Trust I                            8.50        4/15/2012            1,422
    1,500   Kingsway America, Inc.                                    7.50        2/01/2014              694
    2,000   Liberty Mutual Group, Inc.(a)                             7.00        3/15/2037            1,293
    3,500   MBIA Insurance Co.(a)                                    14.00        1/15/2033            1,239
    5,000   Progressive Corp.                                         6.70        6/15/2037            3,790
    3,000   XL Capital Ltd.                                           6.50                -(j)         1,787
    2,000   Zenith National Insurance Capital Trust(a),(i)            8.55        8/01/2028            1,890
                                                                                                    --------
                                                                                                      12,115
                                                                                                    --------
            REGIONAL BANKS (1.0%)
    1,500   AmSouth Bank, N.A.                                        5.20        4/01/2015            1,214
    3,500   CBG Florida REIT Corp.(a)*                                7.11                -(j)           105
    1,500   First Empire Capital Trust I                              8.23        2/01/2027              991
    2,500   Huntington Capital III                                    6.65        5/15/2037            1,390
    2,000   National City Preferred Capital Trust I                  12.00                -(j)         2,115

================================================================================

22  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
$   4,000   Webster Capital Trust IV                                  7.65%       6/15/2037         $  2,323
    1,500   Zions Bancorp                                             5.50       11/16/2015              987
                                                                                                    --------
                                                                                                       9,125
                                                                                                    --------
            REITS - MORTGAGE (0.2%)
    1,000   iStar Financial, Inc.(a)                                  8.00        3/15/2011              770
    1,000   iStar Financial, Inc.(a)                                 10.00        6/15/2014              738
                                                                                                    --------
                                                                                                       1,508
                                                                                                    --------
            REITS - OFFICE (0.8%)
    1,000   Brandywine Operating Partnership, LP                      6.00        4/01/2016              811
    2,000   Brandywine Operating Partnership, LP                      5.70        5/01/2017            1,500
    2,000   HRPT Properties Trust                                     6.25        8/15/2016            1,695
    1,700   HRPT Properties Trust                                     6.25        6/15/2017            1,439
    2,055   Reckson Operating Partnership, LP                         6.00        3/31/2016            1,674
                                                                                                    --------
                                                                                                       7,119
                                                                                                    --------
            REITS - RETAIL (1.9%)
    4,000   Developers Diversified Realty Corp.                       3.50        8/15/2011            3,420
    2,000   Developers Diversified Realty Corp.                       3.00        3/15/2012            1,610
    2,000   Developers Diversified Realty Corp.                       5.38       10/15/2012            1,707
    2,500   New Plan Excel Realty Trust, Inc.                         4.50        2/01/2011            1,850
    6,000   New Plan Excel Realty Trust, Inc.                         5.13        9/15/2012            3,300
    2,675   New Plan Excel Realty Trust, Inc.                         5.25        9/15/2015            1,257
    1,550   New Plan Excel Realty Trust, Inc.                         7.50        7/30/2029              554
    2,000   Rouse Co.(g)                                              8.00        4/30/2009            1,490
    2,000   Rouse Co., LP(a),(g)                                      6.75        5/01/2013            1,460
                                                                                                    --------
                                                                                                      16,648
                                                                                                    --------
            REITS - SPECIALIZED (0.4%)
    2,000   Host Hotels & Resorts, LP                                 6.75        6/01/2016            1,870
    1,000   Host Hotels & Resorts, LP(a)                              9.00        5/15/2017            1,002
    1,000   Strategic Hotels & Resorts, Inc.(a)                       3.50        4/01/2012              622
                                                                                                    --------
                                                                                                       3,494
                                                                                                    --------
            SPECIALIZED FINANCE (0.3%)
    2,300   Assured Guaranty U.S. Holdings, Inc.                      6.40       12/15/2066            1,075
    1,000   Financial Security Assurance Holdings Ltd.(a)             6.40       12/15/2066              435
    1,000   Petroplus Finance Ltd.(a)                                 7.00        5/01/2017              860
    2,000   Syncora Holdings Ltd.                                     6.88                -(j)             4
                                                                                                    --------
                                                                                                       2,374
                                                                                                    --------
            THRIFTS & MORTGAGE FINANCE (0.0%)
    1,000   Washington Mutual Bank                                    5.55        6/16/2010              271
                                                                                                    --------
            Total Financials                                                                         149,017
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            HEALTH CARE (5.7%)
            ------------------
            HEALTH CARE EQUIPMENT (0.6%)
$   1,000   Accellent, Inc.                                          10.50%      12/01/2013         $    933
      992   Biomet, Inc.(e)                                           3.61        3/25/2015              944
    1,000   Biomet, Inc.                                             10.00       10/15/2017            1,072
    1,000   Insight Health Services Corp.                             6.28(b)    11/01/2011              425
    2,500   Universal Hospital Services, Inc.                         4.64(b)     6/01/2015            2,062
                                                                                                    --------
                                                                                                       5,436
                                                                                                    --------
            HEALTH CARE FACILITIES (3.8%)
    2,886   Community Health Systems, Inc.(e),(f)                     2.54        7/24/2014            2,719
    1,000   Community Health Systems, Inc.                            8.88        7/15/2015            1,037
    2,557   HCA, Inc.(e)                                              2.85       11/18/2013            2,408
    4,000   HCA, Inc.                                                 5.75        3/15/2014            3,540
    3,000   HCA, Inc.                                                 9.25       11/15/2016            3,142
    4,207   HCA, Inc.                                                 9.63       11/15/2016            4,417
    2,000   HCA, Inc.(a)                                              8.50        4/15/2019            2,070
      961   HealthSouth Corp.(e)                                      2.54        3/10/2013              925
    2,000   HealthSouth Corp.                                        10.75        6/15/2016            2,105
    2,000   IASIS Healthcare, LLC                                     8.75        6/15/2014            1,985
    1,000   LifePoint Hospitals, Inc.                                 3.50        5/15/2014              851
    2,000   Select Medical Corp.                                      7.63        2/01/2015            1,740
    1,000   Select Medical Corp.                                      7.65(b)     9/15/2015              750
    1,000   Sun Healthcare Group, Inc.                                9.13        4/15/2015            1,000
    2,000   Tenet Healthcare Corp.                                    7.38        2/01/2013            1,930
    2,000   Tenet Healthcare Corp.(a)                                 9.00        5/01/2015            2,130
    1,000   United Surgical Partners International, Inc.              8.88        5/01/2017              938
                                                                                                    --------
                                                                                                      33,687
                                                                                                    --------
            HEALTH CARE SERVICES (0.9%)
    1,500   Alliance Imaging, Inc.                                    7.25       12/15/2012            1,455
    1,750   AMR Holdco, Inc.                                         10.00        2/15/2015            1,824
      500   Omnicare, Inc.                                            6.88       12/15/2015              470
    2,000   Psychiatric Solutions, Inc.                               7.75        7/15/2015            1,905
    1,000   US Oncology, Inc.                                         6.90        3/15/2012              868
    1,000   US Oncology, Inc.                                        10.75        8/15/2014              985
                                                                                                    --------
                                                                                                       7,507
                                                                                                    --------
            HEALTH CARE SUPPLIES (0.3%)
    1,000   Bausch & Lomb, Inc.                                       9.88       11/01/2015            1,005
    1,000   DJO Finance LLC                                          10.88       11/15/2014              950
    1,000   VWR Funding, Inc.                                        10.25        7/15/2015              870
                                                                                                    --------
                                                                                                       2,825
                                                                                                    --------

================================================================================

24  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (0.1%)
$   1,287   Warner Chilcott Co., Inc.(e)                              2.29%       1/18/2012         $  1,253
                                                                                                    --------
            Total Health Care                                                                         50,708
                                                                                                    --------
            INDUSTRIALS (6.0%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    1,000   BE Aerospace, Inc.                                        8.50        7/01/2018            1,005
    1,000   Bombardier, Inc.(a)                                       8.00       11/15/2014              978
                                                                                                    --------
                                                                                                       1,983
                                                                                                    --------
            AIR FREIGHT & LOGISTICS (0.2%)
    3,000   Park Ohio Industries, Inc.                                8.38       11/15/2014            1,560
                                                                                                    --------
            AIRLINES (0.8%)
    1,238   America West Airlines, Inc. Pass-Through Trust            6.87        1/02/2017              951
      565   America West Airlines, Inc. Pass-Through Trust            7.12        1/02/2017              325
    2,000   American Airlines, Inc. Pass-Through Trust                6.82        5/23/2011            1,630
    2,000   Continental Airlines, Inc.                                8.75       12/01/2011            1,260
    2,000   Continental Airlines, Inc. Pass-Through Trust             9.00        7/08/2016            1,996
      135   Continental Airlines, Inc. Pass-Through Trust             8.50        5/01/2011              116
      387   Continental Airlines, Inc. Pass-Through Trust             7.03        6/15/2011              329
                                                                                                    --------
                                                                                                       6,607
                                                                                                    --------
            BUILDING PRODUCTS (0.8%)
    2,000   Building Materials Corp. of America                       7.75        8/01/2014            1,870
    2,000   Esco Corp.(a)                                             4.50(b)    12/15/2013            1,680
      250   Esco Corp.(a)                                             8.63       12/15/2013              233
    2,500   Nortek, Inc.                                              8.50        9/01/2014              912
      500   Ply Gem Industries, Inc.                                 11.75        6/15/2013              375
      750   USG Corp.(a)                                              9.75        8/01/2014              769
    1,000   USG Corp.                                                 6.30       11/15/2016              787
                                                                                                    --------
                                                                                                       6,626
                                                                                                    --------
            COMMERCIAL PRINTING (0.6%)
    3,000   Deluxe Corp.                                              5.00       12/15/2012            2,595
    2,000   Harland Clarke Holdings Corp.                             5.63(b)     5/15/2015            1,320
    2,000   Harland Clarke Holdings Corp.                             9.50        5/15/2015            1,625
                                                                                                    --------
                                                                                                       5,540
                                                                                                    --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    1,000   Case New Holland, Inc.                                    7.13        3/01/2014              953
    1,990   Manitowoc Co., Inc.(e)                                    7.50        4/14/2014            1,805
    1,000   Terex Corp.                                               7.38        1/15/2014              962
    1,000   United Rentals North America, Inc.                        7.75       11/15/2013              875
                                                                                                    --------
                                                                                                       4,595
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
$   1,500   Baldor Electric Co.                                       8.63%       2/15/2017         $  1,508
    2,000   RBS Global, Inc.                                          9.50        8/01/2014            1,760
       69   UCAR Finance, Inc.                                       10.25        2/15/2012               67
                                                                                                    --------
                                                                                                       3,335
                                                                                                    --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    1,000   Casella Waste Systems, Inc.(a)                           11.00        7/15/2014            1,045
                                                                                                    --------
            HIGHWAYS & RAILTRACKS (0.5%)
    2,100   American Railcar Industries, Inc.                         7.50        3/01/2014            1,916
    2,000   RailAmerica, Inc.                                         9.25        7/01/2017            2,060
                                                                                                    --------
                                                                                                       3,976
                                                                                                    --------

            INDUSTRIAL CONGLOMERATES (0.5%)
    2,774   Textron Financial Corp.                                   5.40        4/28/2013            2,342
    5,000   Textron Financial Corp.(a)                                6.00        2/15/2067            2,303
                                                                                                    --------
                                                                                                       4,645
                                                                                                    --------
            INDUSTRIAL MACHINERY (0.0%)
      500   Mueller Water Products, Inc.                              7.38        6/01/2017              368
                                                                                                    --------
            OFFICE SERVICES & SUPPLIES (0.2%)
    1,485   West Corp.(e)                                             2.66       10/24/2013            1,415
      500   West Corp.                                                9.50       10/15/2014              475
                                                                                                    --------
                                                                                                       1,890
                                                                                                    --------
            TRADING COMPANIES & DISTRIBUTORS (0.6%)
    2,000   RSC Equipment Rental Corp.                                9.50       12/01/2014            1,630
    3,000   United Rentals North America, Inc.(i)                     6.50        2/15/2012            2,902
    1,000   United Rentals North America, Inc.(a)                    10.88        6/15/2016            1,013
                                                                                                    --------
                                                                                                       5,545
                                                                                                    --------
            TRUCKING (0.6%)
    2,000   Avis Budget Car Rental, LLC                               7.63        5/15/2014            1,560
    1,987   Hertz Corp.(e)                                            2.04       12/21/2012            1,882
    2,000   Hertz Corp.                                               8.88        1/01/2014            1,935
                                                                                                    --------
                                                                                                       5,377
                                                                                                    --------
            Total Industrials                                                                         53,092
                                                                                                    --------
            INFORMATION TECHNOLOGY (1.9%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
   10,000   First Data Corp.                                          9.88        9/24/2015            8,450
    1,000   Iron Mountain, Inc.                                       7.75        1/15/2015              990
    7,000   SunGard Data Systems, Inc.                               10.25        8/15/2015            7,245
                                                                                                    --------
            Total Information Technology                                                              16,685
                                                                                                    --------

================================================================================

26  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            MATERIALS (2.8%)
            ----------------
            COMMODITY CHEMICALS (0.2%)
$   2,000   Arco Chemical Co.(g)                                      9.80%       2/01/2020         $    550
      202   Hexion Specialty Chemicals, Inc.(e)                       2.88        5/05/2013              151
      796   Hexion Specialty Chemicals, Inc.(e)                       2.88        5/05/2013              598
    1,000   Hexion U.S. Financial Corp.                               9.75       11/15/2014              675
                                                                                                    --------
                                                                                                       1,974
                                                                                                    --------
            CONSTRUCTION MATERIALS (0.0%)
    1,000   Panolam Industries International, Inc.(g)                10.75       10/01/2013               50
                                                                                                    --------
            DIVERSIFIED CHEMICALS (0.5%)
    2,500   Huntsman International, LLC                               7.38        1/01/2015            2,038
    2,000   Huntsman, LLC                                            11.50        7/15/2012            2,057
                                                                                                    --------
                                                                                                       4,095
                                                                                                    --------
            METAL & GLASS CONTAINERS (0.3%)
    1,000   Crown Americas, LLC                                       7.75       11/15/2015            1,020
    2,000   Graham Packaging Co., LP                                  8.50       10/15/2012            2,020
      500   Pliant Corp.(g)                                          11.13        9/01/2009                8
                                                                                                    --------
                                                                                                       3,048
                                                                                                    --------
            PAPER PACKAGING (0.7%)
      250   Graphic Packaging Corp.                                   8.63        2/15/2012              251
    3,000   Graphic Packaging International, Inc.                     9.50        8/15/2013            3,015
    5,000   Jefferson Smurfit Corp.(g)                                8.25       10/01/2012            2,575
                                                                                                    --------
                                                                                                       5,841
                                                                                                    --------
            PAPER PRODUCTS (0.2%)
      597   Boise Cascade, LLC                                        7.13       10/15/2014              390
    1,100   Georgia Pacific, LLC(a)                                   8.25        5/01/2016            1,138
    1,000   NewPage Corp.                                            10.00        5/01/2012              450
                                                                                                    --------
                                                                                                       1,978
                                                                                                    --------
            SPECIALTY CHEMICALS (0.3%)
    2,000   Momentive Performance Materials, Inc.                     9.75       12/01/2014            1,310
    1,000   Nalco Co.                                                 8.88       11/15/2013            1,040
    1,000   Tronox Worldwide, LLC(g)                                  9.50       12/01/2012              180
                                                                                                    --------
                                                                                                       2,530
                                                                                                    --------
            STEEL (0.6%)
    1,500   AK Steel Holding Corp.                                    7.75        6/15/2012            1,504
    2,000   Allegheny Technologies, Inc.                              9.38        6/01/2019            2,195
    1,250   Metals USA, Inc.                                         11.13       12/01/2015            1,150
                                                                                                    --------
                                                                                                       4,849
                                                                                                    --------
            Total Materials                                                                           24,365
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (0.5%)
            ----------------------
            BUILDINGS (0.4%)
$   4,030   Mobile Services Group, Inc.                               9.75%       8/01/2014         $  3,959
                                                                                                    --------
            MISCELLANEOUS (0.1%)
      600   Mac-Gray Corp.                                            7.63        8/15/2015              584
                                                                                                    --------
            Total Municipal Bonds                                                                      4,543
                                                                                                    --------
            TELECOMMUNICATION SERVICES (4.9%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.2%)
    1,000   Level 3 Communications, Inc.(e)                          11.50        3/13/2014            1,031
    1,000   Level 3 Financing, Inc.                                  12.25        3/15/2013            1,015
                                                                                                    --------
                                                                                                       2,046
                                                                                                    --------
            INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
    2,000   Citizens Communications Co.                               7.88        1/15/2027            1,765
      995   Fairpoint Communications, Inc.(e)                         5.75        3/08/2015              764
    1,000   Frontier Communications Corp.                             8.25        5/01/2014            1,016
    2,000   Hawaiian Telcom Communications, Inc.(e)                   6.26        6/01/2014            1,243
    2,000   Hawaiian Telcom Communications, Inc.(g)                  12.50        5/01/2015                3
    5,000   Qwest Communications International, Inc.                  7.50        2/15/2014            4,925
   12,000   Qwest Communications International, Inc.                  7.50        2/15/2014           11,880
    1,000   Windstream Corp.                                          8.13        8/01/2013            1,017
                                                                                                    --------
                                                                                                      22,613
                                                                                                    --------
            WIRELESS TELECOMMUNICATION SERVICES (2.1%)
    1,000   Crown Castle International Corp.                          9.00        1/15/2015            1,047
    1,985   MetroPCS Communications, Inc.(e)                          2.75        2/20/2014            1,904
    1,000   MetroPCS Communications, Inc.(a)                          9.25       11/01/2014            1,043
    3,000   Nextel Communications, Inc.                               6.88       10/31/2013            2,741
    4,000   Nextel Communications, Inc.                               5.95        3/15/2014            3,460
    2,000   Sprint Capital Corp.                                      7.63        1/30/2011            2,025
    6,000   Sprint Capital Corp.                                      8.38        3/15/2012            6,120
                                                                                                    --------
                                                                                                      18,340
                                                                                                    --------
            Total Telecommunication Services                                                          42,999
                                                                                                    --------
            UTILITIES (6.7%)
            ----------------
            ELECTRIC UTILITIES (3.1%)
      715   FPL Energy National Wind Portfolio, LLC(a)                6.13        3/25/2019             660
      529   FPL Energy Wind Funding, LLC(a)                           6.88        6/27/2017             491
    2,000   FPL Group Capital, Inc.                                   7.30        9/01/2067           1,803
    6,708   Homer City Funding, LLC                                   8.73       10/01/2026           6,088
    4,000   PPL Capital Funding, Inc.                                 6.70        3/30/2067           3,044
    1,000   Public Service Co. of New Mexico                          7.95        5/15/2018             989


================================================================================

28  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
$   3,000   Reliant Energy, Inc.                                      7.63%       6/15/2014         $  2,790
    2,000   Reliant Energy, Inc.                                      7.88        6/15/2017            1,865
      697   Sierra Pacific Resources                                  8.63        3/15/2014              712
    1,965   Texas Competitive Electric Holding Co., LLC(e)            3.79       10/10/2014            1,526
      985   Texas Competitive Electric Holding Co., LLC(e)            4.97       10/10/2014              762
    7,000   Texas Competitive Electric Holding Co., LLC              10.25       11/01/2015            5,478
    2,000   Texas Competitive Electric Holding Co., LLC              10.25       11/01/2015            1,575
                                                                                                    --------
                                                                                                      27,783
                                                                                                    --------
            GAS UTILITIES (0.4%)
    3,000   El Paso Energy Corp.                                      7.75        1/15/2032            2,633
      500   Southern Star Central Corp.                               6.75        3/01/2016              470
    1,000   Southern Union Co.                                        7.20(b)    11/01/2066              725
                                                                                                    --------
                                                                                                       3,828
                                                                                                    --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.1%)
    2,000   AES Corp.                                                 7.75        3/01/2014            1,992
    3,000   AES Corp.                                                 8.00        6/01/2020            2,895
    2,000   Dynegy Holdings, Inc.                                     8.38        5/01/2016            1,760
    1,000   Mirant Americas Generation, Inc.                          8.30        5/01/2011            1,024
    2,000   NRG Energy, Inc.                                          7.38        1/15/2017            1,945
                                                                                                    --------
                                                                                                       9,616
                                                                                                    --------
            MULTI-UTILITIES (2.1%)
    2,000   Calpine Construction Finance Co., LP(a)                   8.00        6/01/2016            1,990
    1,500   CMS Energy Corp.                                          8.75        6/15/2019            1,571
    4,405   Integrys Energy Group, Inc.                               6.11       12/01/2066            3,088
    3,000   PNM Resources, Inc.                                       9.25        5/15/2015            2,925
   10,000   Puget Sound Energy, Inc.                                  6.97        6/01/2017            7,350
    1,278   Tenaska Oklahoma, LP(a)                                   6.53       12/30/2014            1,295
                                                                                                    --------
                                                                                                      18,219
                                                                                                    --------
            Total Utilities                                                                           59,446
                                                                                                    --------
            Total Corporate Obligations (cost: $661,176)                                             616,005
                                                                                                    --------

            EURODOLLAR AND YANKEE OBLIGATIONS (9.1%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            BROADCASTING (0.6%)
    5,000   NTL Cable plc                                             8.75        4/15/2014            5,087
      500   UPC Holding B.V.(a)                                       9.88        4/15/2018              509
                                                                                                    --------
                                                                                                       5,596
                                                                                                    --------

            HOTELS, RESORTS, & CRUISE LINES (0.2%)
    2,000   Royal Caribbean Cruises Ltd.                              7.25        6/15/2016            1,660
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            PUBLISHING (0.3%)
$   2,000   Nielsen Finance LLC and Nielsen Finance Co.              11.63%       2/01/2014         $  2,120
      500   Nielsen Finance, LLC                                     11.50        5/01/2016              527
                                                                                                    --------
                                                                                                       2,647
                                                                                                    --------
            Total Consumer Discretionary                                                               9,903
                                                                                                    --------

            ENERGY (0.4%)
            -------------
            OIL & GAS DRILLING (0.3%)
      455   Delek & Avner-Yam Tethys Ltd.(a)                          5.33        8/01/2013              428
    2,000   Gibson Energy ULC(a)                                     11.75        5/27/2014            2,000
                                                                                                    --------
                                                                                                       2,428
                                                                                                    --------

            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
    1,000   Compton Petroleum Finance Corp.                           7.63       12/01/2013              690
                                                                                                    --------
            Total Energy                                                                               3,118
                                                                                                    --------
            FINANCIALS (3.8%)
            -----------------
            DIVERSIFIED BANKS (0.8%)
    1,415   MUFG Capital Finance 1 Ltd.                               6.35                -(j)         1,280
    2,500   Natixis(a)                                               10.00                -(j)         1,980
    4,000   Royal Bank of Scotland Group plc                          7.64                -(j)         1,842
    2,000   Standard Chartered plc(a)                                 6.41                -(j)         1,342
    1,000   Sumitomo Mitsui Financial Group(a)                        6.08                -(j)           880
                                                                                                    --------
                                                                                                       7,324
                                                                                                    --------
            DIVERSIFIED CAPITAL MARKETS (0.3%)
    4,000   UBS Preferred Funding Trust II                            7.25                -(j)         2,530
                                                                                                    --------
            MULTI-LINE INSURANCE (0.3%)
    4,000   AXA S.A.(a)                                               6.46                -(j)         2,684
                                                                                                    --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    2,210   ZFS Finance USA Trust I(a)                                6.15       12/15/2065            1,989
    2,000   ZFS Finance USA Trust II(a)                               6.45       12/15/2065            1,820
                                                                                                    --------
                                                                                                       3,809
                                                                                                    --------
            PROPERTY & CASUALTY INSURANCE (0.3%)
    1,000   Allied World Assurance Holdings Ltd.                      7.50        8/01/2016              881
    3,000   Catlin Insurance Co. Ltd.(a)                              7.25                -(j)         1,592
                                                                                                    --------
                                                                                                       2,473
                                                                                                    --------
            REGIONAL BANKS (0.3%)
    3,000   Credit Agricole S.A.(a)                                   6.64                -(j)         1,893
    2,000   Glitnir Banki hf(a),(g)                                   4.75       10/15/2010              405
    1,000   Kaupthing Bank hf(a),(g)                                  5.75       10/04/2011              155
                                                                                                    --------
                                                                                                       2,453
                                                                                                    --------

================================================================================

30  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            REINSURANCE (1.4%)
$   4,000   Max USA Holdings Ltd.(a),(i)                              7.20%       4/14/2017         $  3,273
    1,650   Montpelier Re Holdings Ltd.                               6.13        8/15/2013            1,352
    2,000   Platinum Underwriters Finance, Inc.                       7.50        6/01/2017            1,843
    9,000   PXRE Capital Trust I                                      8.85        2/01/2027            5,501
                                                                                                    --------
                                                                                                      11,969
                                                                                                    --------
            Total Financials                                                                          33,242
                                                                                                    --------
            INDUSTRIALS (1.1%)
            ------------------
            COMMERCIAL PRINTING (0.0%)
    1,000   Quebecor World Capital Corp.(g)                           4.88       11/15/2008               85
    3,000   Quebecor World Capital Corp.(g)                           6.13       11/15/2013              296
                                                                                                    --------
                                                                                                         381
                                                                                                    --------
            MARINE (0.4%)
    3,550   Navios Maritime Holdings, Inc.                            9.50       12/15/2014            3,001
    1,000   Stena AB                                                  7.00       12/01/2016              780
                                                                                                    --------
                                                                                                       3,781
                                                                                                    --------
            RAILROADS (0.7%)
    6,000   Kansas City Southern de Mexico, S.A. de C.V.(i)           9.38        5/01/2012            5,940
                                                                                                    --------
            Total Industrials                                                                         10,102
                                                                                                    --------
            INFORMATION TECHNOLOGY (1.2%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.9%)
    5,000   Intelsat Bermuda Ltd.                                    11.25        6/15/2016            5,400
    3,000   Intelsat Jackson Holdings, Ltd.(e)                        3.30        2/01/2014            2,612
                                                                                                    --------
                                                                                                       8,012
                                                                                                    --------
            COMPUTER STORAGE & PERIPHERALS (0.1%)
    1,000   Seagate Technology International(a)                      10.00        5/01/2014            1,100
                                                                                                    --------
            SEMICONDUCTORS (0.2%)
    1,382   Freescale Semiconductor, Inc.(e)                         12.50       12/15/2014            1,265
    1,750   New Asat Finance Ltd.(g)                                  9.25        2/01/2011                7
      320   NXP B.V./ NXP Funding LLC                                10.00        7/15/2013              275
                                                                                                    --------
                                                                                                       1,547
                                                                                                    --------
            Total Information Technology                                                              10,659
                                                                                                    --------
            MATERIALS (1.5%)
            ----------------
            ALUMINUM (0.1%)
    1,500   Novelis, Inc.                                             7.25        2/15/2015            1,245
                                                                                                    --------
            DIVERSIFIED CHEMICALS (0.2%)
    3,000   INEOS Group Holdings plc(a)                               8.50        2/15/2016            1,260
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            DIVERSIFIED METALS & MINING (0.4%)
$   1,000   Glencore Funding, LLC(a)                                  6.00%       4/15/2014         $    892
    1,000   Teck Resources Ltd.(a)                                    9.75        5/15/2014            1,120
    1,000   Teck Resources Ltd.(a)                                   10.75        5/15/2019            1,175
                                                                                                    --------
                                                                                                       3,187
                                                                                                    --------
            FOREST PRODUCTS (0.0%)
      667   Ainsworth Lumber Co. Ltd.(a)                             11.00        7/29/2015              285
                                                                                                    --------
            PAPER PACKAGING (0.3%)
    3,000   JSG Funding plc                                           7.75        4/01/2015            2,426
                                                                                                    --------
            PAPER PRODUCTS (0.5%)
    3,000   Abitibi-Consolidated Co. of Canada(g)                     6.00        6/20/2013              315
    2,098   Cascades, Inc.                                            7.25        2/15/2013            1,941
    2,000   Domtar Corp.                                              5.38       12/01/2013            1,770
      500   PE Paper Escrow GmbH(a)                                  12.00        8/01/2014              479
                                                                                                    --------
                                                                                                       4,505
                                                                                                    --------
            SPECIALTY CHEMICALS (0.0%)
    3,000   LyondellBasell Industries(a),(g)                          8.38        8/15/2015              180
                                                                                                    --------
            Total Materials                                                                           13,088
                                                                                                    --------
            Total Eurodollar and Yankee Obligations (cost: $101,090)                                  80,112
                                                                                                    --------

            ASSET-BACKED SECURITIES (5.7%)

            FINANCIALS (5.2%)
            -----------------
            ASSET-BACKED FINANCING (5.2%)
    3,000   AESOP Funding II, LLC(a)                                  0.51(b)     3/20/2012            2,559
    1,000   AESOP Funding II, LLC(a),(d)                              9.31       10/21/2013            1,007
      220   Airport Airplanes                                         0.69(b)     3/15/2019              176
    5,000   AmeriCredit Automobile Receivables Trust                  6.96(b)    10/14/2014            4,607
    3,000   ARG Funding Corp.(a)                                      4.84        5/20/2011            2,927
    2,000   Banc of America Securities Auto Trust                     5.51        2/19/2013            1,792
    3,000   Bank of America Credit Card Trust                         0.58(b)     6/15/2014            2,593
    3,000   Bank One Issuance Trust                                   4.77        2/16/2016            2,666
    3,000   Bank One Issuance Trust                                   1.09(b)     2/15/2017            2,347
    2,020   Capital One Multi-Asset Execution Trust                   0.59(b)     6/16/2014            1,803
    4,000   Citibank Credit Card Issuance Trust                       6.30        6/20/2014            3,906
    5,000   CPS Auto Receivables Trust (INS)                          6.48        7/15/2013            4,814
      342   Credit Acceptance Auto Dealer Loan Trust                  6.16        4/15/2013              340
    2,236   GE Equipment Midticket, LLC                               0.61(b)     9/15/2017            1,231
    3,000   Hertz Vehicle Financing, LLC(a)                           5.01        2/25/2011            3,004
    1,000   Hertz Vehicle Financing, LLC(a)                           5.08       11/25/2011              984

================================================================================

32  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
$   1,000   Hertz Vehicle Financing, LLC(a)                          5.08%       11/25/2011         $    981
    5,000   Rental Car Finance Corp.(a)                              0.43(b)      7/25/2013            3,519
    1,909   USXL Funding, LLC (INS)(a)                               5.38         4/15/2014            1,803
    3,040   WFS Financial Owner Trust                                4.76         5/17/2013            2,992
                                                                                                    --------
            Total Financials                                                                          46,051
                                                                                                    --------
            INDUSTRIALS (0.5%)
            ------------------
            AIRLINES (0.5%)
    4,652   United Airlines, Inc. Pass-Through Trust(i)              8.03         7/01/2011            4,605
                                                                                                    --------
            Total Asset-Backed Securities (cost: $49,843)                                             50,656
                                                                                                    --------
            COMMERCIAL MORTGAGE SECURITIES (1.2%)

            FINANCIALS (1.2%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (1.1%)
    1,928   Banc of America Commercial Mortgage, Inc.(a)             6.14(b)      9/10/2047            1,181
    1,620   Citigroup Commercial Mortgage Trust                      4.83         5/15/2043            1,113
    1,000   Commercial Mortgage Loan Trust                           6.22(b)     12/10/2049              600
    2,000   GMAC Commercial Mortgage Securities, Inc.                4.75         5/10/2043            1,585
    2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.81         6/12/2043            1,811
    6,400   Merrill Lynch Mortgage Trust                             5.14         7/12/2038            3,909
                                                                                                    --------
                                                                                                      10,199
                                                                                                    --------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
    1,675   Credit Suisse First Boston Corp., acquired
             6/13/2003; cost $81(k)                                  1.05(b)      5/17/2040               82
    7,000   J.P. Morgan Chase Commercial Mortgage
             Securities Corp., acquired 4/09/2009; cost $525(k)      6.01(b)      6/15/2049              636
                                                                                                    --------
                                                                                                         718
                                                                                                    --------
            Total Financials                                                                          10,917
                                                                                                    --------
            Total Commercial Mortgage Securities (cost: $10,575)                                      10,917
                                                                                                    --------

            MUNICIPAL BONDS (0.5%)

            CASINOS & GAMING (0.4%)
    3,630   Seneca Nation of Indians Capital Improvements Auth.      6.75        12/01/2013            3,343
                                                                                                    --------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      710   Erie County Tobacco Asset Securitization Corp.           6.00         6/01/2028              547
                                                                                                    --------
            Total Municipal Bonds (cost: $4,317)                                                       3,890
                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (11.0%)

            COMMON STOCKS (0.7%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            BROADCASTING (0.0%)
   30,000   Sinclair Broadcast Group, Inc. "A"                                                      $     56
                                                                                                    --------
            CABLE & SATELLITE (0.1%)
   50,000   Comcast Corp. "A"                                                                            743
    6,666   Time Warner Cable, Inc.                                                                      221
                                                                                                    --------
                                                                                                         964
                                                                                                    --------
            PUBLISHING (0.0%)
   32,656   American Media, Inc., acquired 2/02/2009; cost $723*(d),(k)                                    -
                                                                                                    --------
            Total Consumer Discretionary                                                               1,020
                                                                                                    --------
            CONSUMER STAPLES (0.0%)
            -----------------------
            PACKAGED FOODS & MEAT (0.0%)
   20,000   Reddy Ice Holdings, Inc.*                                                                     54
                                                                                                    --------
            ENERGY (0.0%)
            -------------
            OIL & GAS REFINING & MARKETING (0.0%)
   15,000   Valero Energy Corp.                                                                          270
                                                                                                    --------
            FINANCIALS (0.1%)
            -----------------
            MULTI-LINE INSURANCE (0.0%)
      750   American International Group, Inc.                                                            10
                                                                                                    --------
            REGIONAL BANKS (0.0%)
    5,000   City National Corp.                                                                          197
                                                                                                    --------
            REITS - OFFICE (0.0%)
   10,000   Maguire Properties, Inc.*                                                                      7
                                                                                                    --------
            REITS - SPECIALIZED (0.1%)
   10,000   Entertainment Properties Trust                                                               273
   10,000   Strategic Hotel Capital, Inc.                                                                 12
   10,951   Sunstone Hotel Investors, Inc.                                                                61
                                                                                                    --------
                                                                                                         346
                                                                                                    --------
            Total Financials                                                                             560
                                                                                                    --------
            HEALTH CARE (0.2%)
            ------------------
            HEALTH CARE FACILITIES (0.1%)
   20,000   Community Health Systems, Inc.*                                                              566
                                                                                                    --------

================================================================================

34  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (0.1%)
   10,000   Merck & Co., Inc.                                                                       $    300
   30,000   Pfizer, Inc.                                                                                 478
                                                                                                    --------
                                                                                                         778
                                                                                                    --------
            Total Health Care                                                                          1,344
                                                                                                    --------
            INDUSTRIALS (0.0%)
            ------------------
            BUILDING PRODUCTS (0.0%)
   20,000   Masco Corp.                                                                                  279
                                                                                                    --------
            MATERIALS (0.1%)
            ----------------
            FOREST PRODUCTS (0.0%)
  195,497   Ainsworth Lumber Co. Ltd.*                                                                   182
                                                                                                    --------
            STEEL (0.1%)
   20,000   Worthington Industries, Inc.                                                                 264
                                                                                                    --------
            Total Materials                                                                              446
                                                                                                    --------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   70,000   Frontier Communications Corp.                                                                490
   30,000   Iowa Telecommunication Services, Inc.                                                        368
   60,000   Windstream Corp.                                                                             526
                                                                                                    --------
            Total Telecommunication Services                                                           1,384
                                                                                                    --------
            UTILITIES (0.0%)
            ----------------
            ELECTRIC UTILITIES (0.0%)
   10,000   Progress Energy, Inc.                                                                        394
                                                                                                    --------
            Total Common Stocks (cost: $13,758)                                                        5,751
                                                                                                    --------
            PREFERRED SECURITIES (1.8%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   50,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                 3,259
                                                                                                    --------
            FINANCIALS (1.1%)
            -----------------
            LIFE & HEALTH INSURANCE (0.2%)
  120,000   Delphi Financial Group, Inc., 7.38%, perpetual                                             1,947
                                                                                                    --------


================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                                                 VALUE
$(000)/SHARES  SECURITY                                                                                (000)
------------------------------------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (0.4%)
      20,000   Axis Capital Holdings Ltd., 7.50%, perpetual                                         $  1,619
   $   3,000   White Mountains Re Group, 7.51%, perpetual(a)                                           1,982
                                                                                                    --------
                                                                                                       3,601
                                                                                                    --------
               REINSURANCE (0.2%)
       3,000   Ram Holdings Ltd., 7.50%, non-cumulative, perpetual*                                      135
   $   2,000   Swiss Re Capital I LP, 6.85%, perpetual(a)                                              1,202
                                                                                                    --------
                                                                                                       1,337
                                                                                                    --------
               REITS - OFFICE (0.1%)
      20,000   Maguire Properties, Inc., Series A, 7.63% cumulative redeemable, perpetual                 39
      20,000   Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable, perpetual               405
                                                                                                    --------
                                                                                                         444
                                                                                                    --------
               REITS - RETAIL (0.0%)
      20,000   Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                            441
                                                                                                    --------
               REITS - SPECIALIZED (0.1%)
      70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                                    524
      20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual                                328
                                                                                                    --------
                                                                                                         852
                                                                                                    --------
               THRIFTS & MORTGAGE FINANCE (0.1%)
      40,000   Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                           952
                                                                                                    --------
               Total Financials                                                                        9,574
                                                                                                    --------
               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
       2,000   Centaur Funding Corp., 9.08%(a)                                                         1,686
      30,000   Crown Castle International Corp., 6.25%, cumulative redeemable, perpetual(c)            1,522
                                                                                                    --------
               Total Telecommunication Services                                                        3,208
                                                                                                    --------

               U.S. GOVERNMENT (0.0%)
               ----------------------
      15,000   Fannie Mae, 8.25%, perpetual                                                               30
                                                                                                    --------
               Total Preferred Securities (cost: $26,381)                                             16,071
                                                                                                    --------

================================================================================

36  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES   SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (8.5%)
   502,165  iShares iBoxx High Yield Corporate Bond Fund                                            $ 42,408
   886,252  SPDR Barclay Capital High Yield Bond Fund                                                 32,862
                                                                                                    --------
            Total Exchange-Traded Funds (cost: $70,528)                                               75,270
                                                                                                    --------

            WARRANTS (0.0%)

            CONSUMER DISCRETIONARY (0.0%)
            -----------------------------
            BROADCASTING (0.0%)
       250  Ono Finance plc, acquired 7/16/2001; cost $0*(a),(d),(k)                                       -
                                                                                                    --------
            INFORMATION TECHNOLOGY (0.0%)
            -----------------------------
            SEMICONDUCTORS (0.0%)
         1  New Asat Finance Ltd., acquired 12/03/2007; cost $0*(a),(d),(k)                                -
                                                                                                    --------
            Total Warrants (cost: $0)                                                                      -
                                                                                                    --------
            Total Equity Securities (cost: $110,667)                                                  97,092
                                                                                                    --------
            MONEY MARKET INSTRUMENTS (4.7%)

            MONEY MARKET FUNDS (4.7%)
41,952,234  State Street Institutional Liquid Reserve Fund, 0.31%(l)                                  41,952
                                                                                                    --------
            Total Money Market Instruments (cost: $41,952)                                            41,952
                                                                                                    --------

            TOTAL INVESTMENTS (COST: $979,620)                                                      $900,624
                                                                                                    ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2009

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 9.5% of net assets at July 31, 2009. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

================================================================================

38  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    iShares iShares -- exchange-traded funds, managed by Barclays Global Fund
            Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

    REIT    Real estate investment trust

    SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipt, which tracks the
            S&P 500 Index. SPDRs are traded on securities exchanges.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

    collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by Financial Security Assurance Holdings Ltd. or Financial Guaranty Insurance Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2009.

    (c) Pay-in-kind (PIK) -- security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

    (d) Security was fair valued at July 31, 2009, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (e) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the

================================================================================

40  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

        rate disclosed represents the current rate at July 31, 2009. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (f) At July 31, 2009, the aggregate market value of securities purchased on a delayed-delivery basis was $2,881,000, which included when-issued securities of $2,852,000.

    (g) Currently the issuer is in default with respect to interest and/or principal payments.

    (h) Security is currently trading without accrued interest.

    (i) At July 31, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (k) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2009, was $718,000, which represented 0.1% of the Fund's net assets.

    (l) Rate represents the money market fund annualized seven-day yield at July 31, 2009.

    (m) Represents less than 0.01%.

    *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2009

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $979,620)         $  900,624
   Cash                                                                          27
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                       109
         Nonaffiliated transactions                                           1,592
      Dividends and interest                                                 16,496
      Other                                                                   1,066
                                                                         ----------
         Total assets                                                       919,914
                                                                         ----------
LIABILITIES
   Payables:
      Securities purchased                                                   34,593
      Capital shares redeemed                                                   216
   Accrued management fees                                                      358
   Accrued transfer agent's fees                                                 61
   Other accrued expenses and payables                                          116
                                                                         ----------
         Total liabilities                                                   35,344
                                                                         ----------
            Net assets applicable to capital shares outstanding          $  884,570
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $1,020,766
   Accumulated undistributed net investment income                              529
   Accumulated net realized loss on investments                             (57,729)
   Net unrealized depreciation of investments                               (78,996)
                                                                         ----------
            Net assets applicable to capital shares outstanding          $  884,570
                                                                         ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $836,042/120,177 shares outstanding)    $     6.96
                                                                         ==========
      Institutional Shares (net assets of $48,528/6,978 shares
         outstanding)                                                    $     6.95
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

42  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                            $  2,495
   Interest                                                               66,465
   Securities lending (net)                                                    3
                                                                        --------
         Total income                                                     68,963
                                                                        --------
EXPENSES
   Management fees                                                         3,191
   Administration and servicing fees:
      Fund Shares                                                            915
      Institutional Shares                                                     9
   Transfer agent's fees:
      Fund Shares                                                          1,760
      Institutional Shares                                                     9
   Custody and accounting fees:
      Fund Shares                                                            150
      Institutional Shares                                                     4
   Postage:
      Fund Shares                                                             59
   Shareholder reporting fees:
      Fund Shares                                                             35
   Trustees' fees                                                             10
   Registration fees:
      Fund Shares                                                             57
      Institutional Shares                                                     2
   Professional fees                                                         108
   Other                                                                      20
                                                                        --------
         Total expenses                                                    6,329
   Expenses paid indirectly:
      Fund Shares                                                             (2)
   Expenses reimbursed:
      Fund Shares                                                           (166)
                                                                        --------
         Net expenses                                                      6,161
                                                                        --------
NET INVESTMENT INCOME                                                     62,802
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on:
      Unaffiliated transactions                                          (53,120)
      Affiliated transactions (Note 9)                                      (100)
   Change in net unrealized appreciation/depreciation                      8,098
                                                                        --------
         Net realized and unrealized loss                                (45,122)
                                                                        --------
   Increase in net assets resulting from operations                     $ 17,680
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                           2009             2008
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                               $ 62,802         $ 51,653
   Net realized loss on investments                                     (53,220)          (3,188)
   Net realized gain on foreign currency transactions                         -                7
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         8,098          (77,654)
      Foreign currency translations                                           -               (2)
                                                                       -------------------------
      Increase (decrease) in net assets resulting
         from operations                                                 17,680          (29,184)
                                                                       -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income:
         Fund Shares                                                    (60,857)         (51,446)
         Institutional Shares*                                           (2,034)               -
                                                                       -------------------------
            Total distributions of net investment income                (62,891)         (51,446)
                                                                       -------------------------
      Net realized gains:
         Fund Shares                                                          -             (607)
                                                                       -------------------------
         Distributions to shareholders                                  (62,891)         (52,053)
                                                                       -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                          180,814          143,920
   Institutional Shares                                                  43,542                -
                                                                       -------------------------
         Total net increase in net assets from capital
            share transactions                                          224,356          143,920
                                                                       -------------------------
   Net increase in net assets                                           179,145           62,683

NET ASSETS
   Beginning of year                                                    705,425          642,742
                                                                       -------------------------
   End of year                                                         $884,570         $705,425
                                                                       =========================
Accumulated undistributed net investment income:
   End of year                                                         $    529         $    618
                                                                       =========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

44  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

The Fund has two classes of shares: High-Yield Opportunities Fund Shares (Fund Shares) and, effective August 1, 2008, High-Yield Opportunities Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

46  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of July 31, 2009:

                                                   OTHER SIGNIFICANT       SIGNIFICANT
                                   QUOTED PRICES   OBSERVABLE INPUTS      UNOBSERVABLE
INVESTMENTS*                           (LEVEL 1)           (LEVEL 2)  INPUTS (LEVEL 3)
--------------------------------------------------------------------------------------
Fixed Income Securities:
 Corporate Obligations              $          -        $613,423,000        $2,582,000
 Eurodollar & Yankee Obligations               -          80,112,000                 -
 Asset-Backed Securities                       -          49,649,000         1,007,000
 Commercial Mortgage Securities                -          10,917,000                 -
 Municipal Bonds                               -           3,890,000                 -

Money Market Instruments:
 Money Market Funds                   41,952,000                   -                 -

Equity Securities:
 Common Stock                          5,751,000                   -                 -
 Preferred Securities                          -          16,071,000                 -
 Exchange-Traded Funds                75,270,000                   -                 -
 Warrants                                      -                   -                 -
--------------------------------------------------------------------------------------
Total                               $122,973,000        $774,062,000        $3,589,000
--------------------------------------------------------------------------------------

*Refer to the portfolio of investments for a detailed list of the Fund's investments.

================================================================================

48  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities, and market quotations obtained from the pricing services for similar securities.

    The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                   CORPORATE       ASSET-BACKED
                                                 OBLIGATIONS         SECURITIES
    ---------------------------------------------------------------------------
    Balance as of July 31, 2008                   $        -         $        -
    Net realized gain (loss)                               -                  -
    Change in net unrealized
       appreciation/depreciation                    (594,000)             7,000
    Net purchases (sales)                          1,391,000          1,000,000
    Transfers in and/or out of Level 3             1,785,000                  -
    ---------------------------------------------------------------------------
    Balance as of July 31, 2009                   $2,582,000         $1,007,000
    ---------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal

================================================================================

50  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of July 31, 2009, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $2,866,000, which included when-issued securities of $2,820,000.

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2009, these custodian and other bank credits reduced the Fund Shares' expenses by $2,000.

I. HIGH-YIELD SECURITIES -- Although the Fund has a diversified portfolio, approximately 82% of its net assets were invested in non-investment-grade (high-yield) securities at July 31, 2009. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are of equivalent quality if not

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

J. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

L. SUBSEQUENT EVENTS -- Effective July 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. The Fund has evaluated subsequent events through September 18, 2009, the date the financial statements were issued, and has determined that there were no events that required recognition or disclosure in the Fund's financial statements.

================================================================================

52  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2009, the Fund paid CAPCO facility fees of $3,000, which represents 1.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for the utilization of earnings and profits distributed to shareholders on the redemption of shares as part of the dividends-paid deduction for federal income tax purposes resulted in a reclassification to the statement of assets and liabilities to increase paid-in capital and accumulated net realized loss on investments by $1,000. This reclassification had no effect on net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

The tax character of distributions paid during the years ended July 31, 2009, and 2008, was as follows:

                                             2009                       2008
                                         --------------------------------------
Ordinary income*                         $62,891,000                $51,446,000
Long-term realized capital gains                   -                    607,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                     $  1,450,000
Undistributed capital and other losses                             (56,406,000)
Unrealized depreciation of investments                             (80,319,000)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2009, the Fund had a current post-October capital loss of $35,797,000, and capital loss carryovers of $20,609,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire in 2017. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expired.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions

================================================================================

54  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2009, were $516,308,000 and $285,704,000, respectively.

As of July 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $980,943,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2009, for federal income tax purposes, were $54,459,000 and $134,778,000, respectively, resulting in net unrealized depreciation of $80,319,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2009, the Fund received securities-lending income of $3,000, which is net of the 20% income retained by Wachovia. As of July 31, 2009, the Fund had no securities out on loan.

(6) CAPITAL SHARE TRANSACTIONS

At July 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                         YEAR ENDED                YEAR ENDED
                                          7/31/2009                7/31/2008
----------------------------------------------------------------------------------
                                    SHARES       AMOUNT      SHARES        AMOUNT
                                    ----------------------------------------------
FUND SHARES:
Shares sold                         54,026     $ 335,909      37,594     $ 311,386
Shares issued from reinvested
   dividends                         9,161        55,878       5,744        47,154
Shares redeemed                    (34,822)     (210,973)    (25,900)     (214,620)
                                   -----------------------------------------------
Net increase from
   capital share transactions       28,365     $ 180,814      17,438     $ 143,920
                                   ===============================================
INSTITUTIONAL SHARES
   (INITIATED ON AUGUST 1, 2008):
Shares sold                          7,223     $  44,929           -     $       -
Shares issued from reinvested
   dividends                           333         2,034           -             -
Shares redeemed                       (578)       (3,421)          -             -
                                   -----------------------------------------------
Net increase from
   capital share transactions        6,978     $  43,542           -     $       -
                                   ===============================================

================================================================================

56  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper High Current Yield Bond Funds Index over the performance period. The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
    ------------------------------------------------------------------------
    +/- 0.20% to 0.50%               +/- 0.04%
    +/- 0.51% to 1.00%               +/- 0.05%
    +/- 1.01% and greater            +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $3,191,000, which included a performance adjustment for the Fund shares and Institutional Shares of $52,000 and less than $(500), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.01% and less than (0.01)%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the year ended July 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $915,000 and $9,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2009, the Fund reimbursed the Manager $15,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- Through November 30, 2008, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% and of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and reimbursed the Fund Shares for all expenses in excess of that amount. The Manager has terminated this agreement effective December 1, 2008. The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.65% of its

================================================================================

58  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    average annual net assets, excluding extraordinarily expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time.

    For the year ended July 31, 2009, the Fund incurred reimbursable expenses from the Manager of $166,000 for the Fund Shares.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $1,760,000 and $9,000, respectively.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of July 31, 2009, the Fund recorded a receivable for capital shares sold of $109,000 for the Target Funds' purchases of Institutional Shares. As of July 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement 2020 Fund                                         1.5%
USAA Target Retirement 2030 Fund                                         2.2
USAA Target Retirement 2040 Fund                                         1.8

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Funds and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                        COST TO       NET REALIZED GAIN
    SELLER                    PURCHASER                PURCHASER       (LOSS) TO SELLER
---------------------------------------------------------------------------------------
USAA High-Yield          USAA Intermediate-Term
   Opportunities Fund       Bond Fund                 $20,796,000       $  (728,000)
USAA High-Yield          USAA Short-Term
   Opportunities Fund       Bond Fund                  11,591,000           628,000
USAA Intermediate-       USAA High-Yield
   Term Bond Fund           Opportunities Fund          1,855,000        (1,142,000)
USAA Cornerstone         USAA High-Yield
   Strategy Fund            Opportunities Fund          1,965,000          (308,000)
USAA Balanced            USAA High-Yield
   Strategy Fund            Opportunities Fund          1,398,000          (604,000)

(10) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those

================================================================================

60  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

    fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted SFAS 161 on February 1, 2009; however, the Fund did not invest in any derivatives during the period from February 1, 2009, through July 31, 2009. Therefore, no disclosures have been made.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED JULY 31,
                                     --------------------------------------------------------------------
                                         2009           2008           2007           2006           2005
                                     --------------------------------------------------------------------
Net asset value at
   beginning of period               $   7.68       $   8.64       $   8.58       $   8.79       $   8.54
                                     --------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                  .62            .63            .61            .60            .61
   Net realized and unrealized
      gain (loss)                        (.72)          (.96)(b)        .06           (.21)           .25
                                     --------------------------------------------------------------------
Total from investment operations         (.10)          (.33)           .67            .39            .86
                                     --------------------------------------------------------------------
Less distributions from:
   Net investment income                 (.62)          (.62)          (.61)          (.60)          (.61)
   Realized capital gains                   -           (.01)             -              -              -
                                     --------------------------------------------------------------------
Total distributions                      (.62)          (.63)          (.61)          (.60)          (.61)
                                     --------------------------------------------------------------------
Net asset value at end of period     $   6.96       $   7.68       $   8.64       $   8.58       $   8.79
                                     ====================================================================
Total return (%)*                         .29          (4.03)(b)       7.87(a)        4.59          10.36
Net assets at end of period (000)    $836,042       $705,425       $642,742       $453,259       $306,749
Ratios to average net assets:**
   Expenses (%)(c),(d)                    .99            .90            .94(a)         .95            .95
   Expenses, excluding
      reimbursements (%)(c)              1.02            .94            .94(a)         .95            .95
   Net investment income (%)             9.98           7.61           6.95           7.04           7.03
Portfolio turnover (%)                     46(e)          26             38             35             30

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended July 31, 2009, average net assets were $610,101,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) For the year ended July 31, 2008, the Manager reimbursed the Fund Shares $15,000 for a loss incurred in a settlement delay of a security sold. The reimbursement had no effect on the Fund Shares' per share net realized loss or total return.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective April 13, 2007, through November 30, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average net assets. Prior to April 13, 2007, the voluntary expense limit was 1.00%.
(e) Reflects increased trading activity due to market volatility.

================================================================================

62  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                    PERIOD ENDED
                                                                      JULY 31,
                                                                       2009***
                                                                    ------------
Net asset value at beginning of period                                 $  7.68
                                                                       -------
Income (loss) from investment operations:
   Net investment income(a)                                                .65
   Net realized and unrealized loss(a)                                    (.74)
                                                                       -------
Total from investment operations(a)                                       (.09)
                                                                       -------
Less distributions from:
   Net investment income                                                  (.64)
                                                                       -------
Net asset value at end of period                                       $  6.95
                                                                       =======
Total return (%)*                                                          .51
Net assets at end of period (000)                                      $48,528
Ratios to average net assets:**
   Expenses (%)(b)                                                         .64
   Net investment income (%)(b)                                          10.55
Portfolio turnover (%)                                                      46

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended July 31, 2009, average net assets were $18,537,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the period ended July 31, 2009, average shares were 3,003,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

EXPENSE EXAMPLE

July 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2009, through July 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed

================================================================================

64  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                    BEGINNING            ENDING          DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE     FEBRUARY 1, 2009 -
                                 FEBRUARY 1, 2009     JULY 31, 2009       JULY 31, 2009
                                 ---------------------------------------------------------
FUND SHARES
Actual                               $1,000.00          $1,284.20             $5.72

Hypothetical
 (5% return before expenses)          1,000.00           1,019.79              5.06

INSTITUTIONAL SHARES*
Actual                                1,000.00           1,284.70              3.68

Hypothetical
 (5% return before expenses)          1,000.00           1,021.57              3.26

* Expenses are equal to the annualized expense ratio of 1.01% for Fund Shares and 0.65% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 28.42% for Fund Shares and 28.47% for Institutional Shares for the six-month period of February 1, 2009, through July 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  65

================================================================================

ADVISORY AGREEMENT

July 31, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is

================================================================================

66  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the

================================================================================

                                                        ADVISORY AGREEMENT |  67

================================================================================

Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Fund Shares and Institutional Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads for the Fund Shares class and institutional investment companies for the Institutional Shares class), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies (for the Fund Shares class) and all institutional investment companies (for the Institutional Shares class) in the same investment classification/ objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as

================================================================================

68  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

well as any fee waivers or reimbursements -- was above the median of its expense group and expense universe for Fund Shares and was below the median of its expense group and expense universe for Institutional Shares. The data indicated that the Fund's total expenses, after any reimbursements, were above the median of its expense group and its expense universe for Fund Shares and below the median of its expense group and expense universe for Institutional Shares. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also noted management's discussion of the Fund's expenses and the Manager's current voluntary undertakings to maintain expense limitations for the Institutional Shares.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the performance of the Fund Shares was lower than the average of its performance universe and above its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. This comparison indicated that the performance of the Institutional Shares was lower than the average of its performance universe and above its Lipper index for the four-month period ended December 31, 2008. The Board also noted that the percentile performance ranking of the Fund Shares was in the bottom 50% of its performance universe for the one-, three- and five-year periods ended December 31, 2008. The Board noted that the percentile performance ranking of the Institutional Shares was in the bottom 50% of its performance universe

================================================================================

                                                        ADVISORY AGREEMENT |  69

================================================================================

for the four-month period ended December 31, 2008. The Board took into account management's discussion of the Fund's performance, including the factors that contributed to the Fund's underperformance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also took into account management's discussion of the current advisory fee structure. The Board also considered the effect of each class's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources

================================================================================

70  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  71

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of July 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

72  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

74  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  75

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

76  | USAA HIGH-YIELD OPPORTUNITIES FUND

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  77

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

    USAA
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    San Antonio, TX 78288                                            PRSRT STD
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                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At usaa.com click: MY DOCUMENTS
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    ============================================================================
    40052-0909                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2009 and 2008 were $426,350 and $391,060, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    09/25/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/28/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/28/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.